Quarterly Holdings Report
for

Fidelity® Intermediate Municipal Income Fund

March 31, 2021

LIM-QTLY-0521
1.814648.116

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 92.6%
	Principal Amount (000s)	Value (000s)
Alabama - 1.2%
Jefferson County Gen. Oblig.:
Series 2018 A, 5% 4/1/22	$1,000	$1,047
Series 2018 B, 5% 4/1/21	5,630	5,630
Lower Alabama Gas District Bonds (No. 2 Proj.) Series 2020, 4%, tender 12/1/25 (a)	43,790	49,892
Mobile County Board of School Commissioners Series 2016 B:
5% 3/1/29	5,875	6,945
5% 3/1/30	6,125	7,288
5% 3/1/31	6,135	7,275
5% 3/1/32	4,930	5,831
5% 3/1/33	7,165	8,472
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.) Series 2008, 2.9%, tender 12/12/23 (a)	750	799
Montgomery Med. Clinic Facilities Series 2015:
5% 3/1/26	1,940	2,233
5% 3/1/27	3,915	4,486
5% 3/1/28	4,225	4,811
5% 3/1/29	3,465	3,914
5% 3/1/30	4,180	4,690

TOTAL ALABAMA		113,313

Alaska - 0.2%
Alaska Gen. Oblig. Series 2016 A, 5% 8/1/33	7,235	8,463
Alaska Int'l. Arpts. Revs. Series 2016 B, 5% 10/1/33	7,575	8,864

TOTAL ALASKA		17,327

Arizona - 2.9%
Arizona Ctfs. of Prtn. Series 2019 A:
5% 10/1/21	3,090	3,164
5% 10/1/22	3,290	3,528
5% 10/1/23	4,320	4,827
Arizona State Lottery Rev. Series 2019, 5% 7/1/24	4,000	4,592
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.) Series 2019, 5%, tender 6/3/24 (a)(b)	63,345	71,918
Coconino County Poll. Cont. Corp. Rev. Bonds Series 2017 A, 1.875%, tender 3/31/23 (a)(b)	2,925	3,002
Glendale Gen. Oblig. Series 2017:
5% 7/1/23	3,570	3,920
5% 7/1/32	2,915	3,554
Glendale Indl. dev auth Sr Living Facilities Rev. (Royal Oaks Inspirata Pointe Proj.) Series 2020 A:
4% 5/15/31	560	612
5% 5/15/41	1,000	1,125
5% 5/15/56	2,625	2,912
Glendale Sr. Excise Tax Rev. Series 2015 A:
5% 7/1/27	7,770	9,099
5% 7/1/28	7,255	8,469
5% 7/1/29	7,905	9,200
Glendale Trans. Excise Tax Rev.:
Series 2015:
5% 7/1/24 (FSA Insured)	1,765	2,028
5% 7/1/26 (FSA Insured)	3,565	4,207
5% 7/1/25 (FSA Insured)	2,065	2,449
Maricopa County Indl. Dev. Auth.:
(Creighton Univ. Proj.) Series 2020, 5% 7/1/47	3,560	4,371
Bonds Series 2019 B, 5%, tender 9/1/24 (a)	10,690	12,394
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (c)	2,570	2,630
6% 1/1/48 (c)	6,260	6,356
Maricopa County Rev.:
Bonds:
Series 2019 D, 5%, tender 5/15/26 (a)	12,610	15,259
Series B, 5%, tender 10/18/22 (a)	14,370	15,356
Series C, 5%, tender 10/18/24 (a)	9,710	11,214
Series 2016 A:
4% 1/1/24	6,310	6,936
5% 1/1/22	2,430	2,516
5% 1/1/23	4,855	5,254
5% 1/1/24	1,990	2,241
5% 1/1/25	7,560	8,819
Phoenix Civic Impt. Board Arpt. Rev. Series 2017 A:
5% 7/1/27 (b)	2,185	2,692
5% 7/1/28 (b)	3,085	3,775
5% 7/1/42 (b)	2,210	2,605
Phoenix Civic Impt. Corp. Series 2019 A:
5% 7/1/29	965	1,177
5% 7/1/30	3,680	4,452
5% 7/1/31	1,255	1,511
5% 7/1/32	3,675	4,408
5% 7/1/36	1,000	1,184
5% 7/1/39	1,090	1,280
Pima County Swr. Sys. Rev. Series 2012 A:
5% 7/1/22 (Escrowed to Maturity)	485	514
5% 7/1/23	1,070	1,134
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2017 A, 5% 1/1/33	4,955	6,169
Western Maricopa Ed. Ctr. District Series 2019 B:
5% 7/1/23	4,650	5,143
5% 7/1/24	1,410	1,619
5% 7/1/25	2,285	2,710
5% 7/1/27	3,000	3,759

TOTAL ARIZONA		276,084

Arkansas - 0.0%
Little Rock School District Series 2017, 3% 2/1/22	3,070	3,141
California - 5.1%
Alameda Corridor Trans. Auth. Rev. Series 2013 A, 5% 10/1/23	2,100	2,331
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series B, 2.85%, tender 4/1/25 (a)	7,020	7,602
Series C, 2.1%, tender 4/1/22 (a)	6,555	6,616
California Dept. of Wtr. Resources Series AI, 5% 12/1/25 (Pre-Refunded to 12/1/21 @ 100)	2,130	2,199
California Gen. Oblig.:
Series 2004:
5.25% 12/1/33	110	110
5.25% 4/1/34	30	30
5.5% 4/1/30	5	5
Series 2014, 5% 5/1/24	5,910	6,762
Series 2016:
5% 8/1/26	14,065	17,324
5% 8/1/29	6,970	8,523
5% 9/1/29	2,755	3,377
Series 2017, 5% 8/1/30	14,245	17,770
Series 2019:
5% 4/1/27	7,900	9,876
5% 4/1/30	18,800	24,941
Series 2020:
4% 3/1/23	3,535	3,793
4% 3/1/24	6,790	7,525
4% 3/1/26	3,300	3,855
4% 11/1/34	5,000	6,126
4% 11/1/35	1,000	1,219
4% 3/1/36	2,615	3,142
4% 11/1/36	9,885	11,985
5% 11/1/31	21,985	29,384
5% 11/1/31	3,500	4,678
5% 11/1/32	6,245	8,309
5% 11/1/32	10,000	13,305
Series 2021:
4% 12/1/22	7,515	7,995
5% 12/1/22	3,385	3,657
5% 12/1/23	9,020	10,156
5% 12/1/24	3,800	4,439
California Health Facilities Fing. Auth. Rev.:
(St. Joseph Health Sys. Proj.) Series 2013 A, 5% 7/1/25	3,885	4,297
Series 2011 D, 5% 8/15/35 (Pre-Refunded to 8/15/21 @ 100)	2,915	2,966
Series 2020 A:
4% 4/1/35	1,170	1,370
4% 4/1/36	5,000	5,832
California Hsg. Fin. Agcy. Series 2021 1, 3.5% 11/20/35	3,900	4,448
California Infrastructure and Econ. Dev. Bank Rev. Bonds (Los Angeles County Museum of Art Proj.) Series 2021 A, 1.2%, tender 6/1/28 (a)	11,000	10,844
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2017 A, 0.7%, tender 12/1/23 (a)(b)	10,845	10,937
California Muni. Fin. Auth. Solid Waste Rev. Bonds (Republic Svcs., Inc. Proj.) 0.18%, tender 4/1/21 (a)	8,300	8,300
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.):
Series 2010 A, 0.18%, tender 5/3/21 (a)(b)(c)	37,705	37,706
Series 2017 A2, 0.2%, tender 4/15/21 (a)(b)(c)	5,750	5,750
California Pub. Fin. Auth. Univ. Hsg. Rev.:
(Claremont Colleges Proj.) Series 2017 A, 5% 7/1/27 (c)	600	504
(NCCD - Claremont Properties LLC - Claremont Colleges Proj.) Series 2017 A, 5% 7/1/47 (c)	495	416
California Pub. Works Board Lease Rev.:
(Various Cap. Projs.):
Series 2011 A:
5.25% 10/1/24	3,885	3,982
5.25% 10/1/25	3,885	3,982
Series 2012 A:
5% 4/1/22	2,040	2,138
5% 4/1/23	4,855	5,086
Series 2012 G:
5% 11/1/23	970	1,043
5% 11/1/24	970	1,041
(Various Judicial Council Projs.) Series 2011 D, 5% 12/1/21 (Escrowed to Maturity)	2,430	2,507
California Statewide Cmntys. Dev. Auth. Rev.:
Bonds Series 2009 C, 5%, tender 11/1/29 (a)	15,715	20,684
Series 2015, 5% 2/1/45	4,090	4,262
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 5% 6/1/29	4,855	5,306
Series 2017 A1:
5% 6/1/25	3,885	4,559
5% 6/1/26	970	1,171
Series A, 0% 6/1/24 (AMBAC Insured)	5,840	5,733
Los Angeles Dept. Arpt. Rev.:
Series 2018 A, 5% 5/15/34 (b)	1,000	1,221
Series A, 5% 5/15/24 (b)	2,465	2,807
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2015 A, 5% 7/1/29	9,710	11,295
Los Angeles Unified School District Series 2020 C:
4% 7/1/36	3,810	4,570
5% 7/1/27	7,615	9,638
Modesto Irrigation District Elec. Rev. Series 2011 A:
5% 7/1/22	970	981
5% 7/1/23	3,690	3,733
Oakland Unified School District Alameda County Series 2015 A:
5% 8/1/26 (FSA Insured)	3,400	4,030
5% 8/1/28	970	1,140
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/23	5,695	5,890
Port of Oakland Rev.:
Series 2012 P, 5% 5/1/22 (b)	4,855	5,084
Series H, 5% 5/1/26 (b)	1,250	1,497
Poway Unified School District Pub. Fing.:
5% 9/1/25	1,115	1,329
5% 9/1/28	1,550	1,817
5% 9/1/32	1,630	1,873
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,025	2,830
Sacramento County Arpt. Sys. Rev. Series 2018 C, 5% 7/1/39 (b)	3,280	3,932
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/23 (Pre-Refunded to 4/15/22 @ 100)	8,645	9,078
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2020 C, 5% 7/1/30 (b)	795	1,025
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2016 A, 5% 5/1/22	1,075	1,131
Series 2019 A:
5% 5/1/37 (b)	3,290	4,055
5% 5/1/49 (b)	7,880	9,442
Series A, 5% 5/1/44 (b)	3,170	3,559
Washington Township Health Care District Gen. Oblig. Series 2013 A, 5.5% 8/1/40	3,400	3,847
West Contra Costa Unified School District Series 2012, 5% 8/1/26	7,665	8,131

TOTAL CALIFORNIA		485,833

Colorado - 2.4%
Colorado Health Facilities Auth.:
(Parkview Med. Ctr., Inc. Proj.) Series 2016, 5% 9/1/46	6,310	7,203
Bonds Series 2019 B:
5%, tender 8/1/26 (a)	5,205	6,191
5%, tender 11/19/26 (a)	10,090	12,477
Series 2019 A1, 5% 8/1/36	4,000	4,966
Series 2019 A2, 5% 8/1/44	8,600	10,428
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) Series 1991 A, 0% 7/15/22 (Escrowed to Maturity)	12,460	12,422
Colorado Health Facilities Auth. Rev. Bonds Series 2008 D3, 5%, tender 11/12/21 (a)	7,365	7,549
Colorado Hsg. & Fin. Auth. Series 2019 H, 4.25% 11/1/49	2,090	2,340
Colorado Reg'l. Trans. District (Denver Transit Partners Eagle P3 Proj.) Series 2020:
4% 7/15/33	580	702
4% 7/15/35	1,900	2,242
4% 7/15/38	700	816
4% 7/15/39	1,800	2,229
5% 1/15/30	500	637
5% 7/15/30	350	449
5% 1/15/31	500	647
5% 7/15/31	500	645
5% 1/15/32	700	901
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2020:
5% 6/1/30	3,000	3,858
5% 6/1/31	1,580	2,022
Colorado Springs Utils. Rev.:
Series 2020:
4% 11/15/36	525	640
4% 11/15/37	670	815
5% 11/15/33	400	531
5% 11/15/33	700	930
5% 11/15/34	685	907
5% 11/15/36	440	577
5% 11/15/37	635	830
5% 11/15/38	885	1,152
Seriess 2020, 5% 11/15/35	460	606
Colorado Univ. Co. Hosp. Auth. Rev. Bonds:
Series 2017C-2, 5%, tender 3/1/22 (a)	7,085	7,215
Series 2019 C, 5%, tender 11/15/24 (a)	36,390	41,404
Denver City & County Arpt. Rev.:
Series 2012 A, 5% 11/15/24 (b)	4,650	5,004
Series 2017 A:
5% 11/15/24 (b)	2,230	2,578
5% 11/15/27 (b)	1,025	1,279
5% 11/15/28 (b)	5,890	7,283
5% 11/15/29 (b)	4,855	5,960
5% 11/15/30 (b)	3,885	4,744
Series 2018 A:
5% 12/1/30 (b)	7,475	9,740
5% 12/1/31 (b)	15,915	19,680
E-470 Pub. Hwy. Auth. Rev.:
Series 2010 A:
0% 9/1/35	1,940	1,387
0% 9/1/37	2,915	1,947
0% 9/1/38	3,650	2,355
Series 2020 A:
5% 9/1/28	2,000	2,548
5% 9/1/34	1,135	1,473
Univ. of Colorado Enterprise Sys. Rev. Bonds Series 2019 C, 2%, tender 10/15/24 (a)	23,355	24,554

TOTAL COLORADO		224,863

Connecticut - 1.6%
Connecticut Gen. Oblig.:
Series 2012 E, 5% 9/15/23	2,915	3,114
Series 2016 A, 5% 3/15/26	2,940	3,552
Series 2016 E:
5% 10/15/26	3,445	4,230
5% 10/15/29	4,975	6,035
Series 2018 E:
5% 9/15/27	4,050	5,074
5% 9/15/28	4,000	5,116
5% 9/15/29	4,000	5,074
5% 9/15/30	4,000	5,042
Series 2018 F, 5% 9/15/27	1,000	1,253
Series 2019 A:
5% 4/15/30	2,345	3,001
5% 4/15/34	2,635	3,318
5% 4/15/35	915	1,150
Series 2020 B, 5% 1/15/26	975	1,172
Series A:
3% 1/15/22	1,475	1,508
3% 1/15/23	1,625	1,705
3% 1/15/24	1,300	1,396
4% 1/15/24	880	969
Series B, 5% 1/15/25	2,000	2,335
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
Series 2010 A4, 2%, tender 2/8/22 (a)	11,195	11,368
Series 2014 A, 1.1%, tender 2/7/23 (a)	5,250	5,331
Series 2014 B, 1.8%, tender 7/1/24 (a)	7,890	8,186
Series 2017 B, 0.55%, tender 7/3/23 (a)	750	750
Series 2020 B, 5%, tender 1/1/27 (a)	2,555	3,131
Series 2018 S:
5% 7/1/26	2,200	2,656
5% 7/1/29	970	1,211
Series 2019 A, 5% 7/1/34 (c)	6,000	6,383
Series 2019 Q-1:
5% 11/1/22	1,630	1,750
5% 11/1/24	1,760	2,026
5% 11/1/25	1,205	1,430
5% 11/1/27	3,115	3,863
5% 11/1/28	1,780	2,246
Series 2020 A:
4% 7/1/36	1,750	2,003
4% 7/1/38	1,580	1,797
5% 7/1/29	1,000	1,293
5% 7/1/30	1,830	2,317
5% 7/1/31	2,975	3,747
5% 7/1/33	4,925	6,153
5% 7/1/34	2,050	2,552
5% 7/1/35	3,200	3,973
Series 2020 K, 4% 7/1/45	350	395
Series N:
4% 7/1/39	4,400	4,738
4% 7/1/49	3,025	3,202
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series A:
5% 5/1/23	1,335	1,466
5% 5/1/29	3,675	4,756
New Britain Gen. Oblig. Series 2009, 5% 4/1/24 (Escrowed to Maturity)	2,035	2,173
Stratford Gen. Oblig. Series 2019, 5% 1/1/29	2,490	3,021
Univ. of Connecticut Gen. Oblig. Series 2019 A:
5% 11/1/27	1,720	2,164
5% 11/1/27	2,050	2,579
5% 11/1/28	1,260	1,617

TOTAL CONNECTICUT		155,321

Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. Bonds (Delmarva Pwr. & Lt. Co. Proj.) Series A, 1.05%, tender 7/1/25 (a)	4,110	4,171
Delaware Gen. Oblig.:
Series 2019, 5% 2/1/30	2,790	3,613
Series 2020 A, 5% 1/1/31	3,700	4,886
Delaware Trans. Auth. Trans. Sys. Rev. Series 2020, 5% 7/1/32	2,150	2,848

TOTAL DELAWARE		15,518

Delaware, New Jersey - 0.1%
Delaware River & Bay Auth. Rev. Series 2014 C:
5% 1/1/22	2,915	3,018
5% 1/1/24	1,235	1,386
5% 1/1/25	2,670	2,991

TOTAL DELAWARE, NEW JERSEY		7,395

District Of Columbia - 0.9%
District of Columbia Income Tax Rev.:
Series 2011 A:
5% 12/1/36	2,590	2,668
5% 12/1/36 (Pre-Refunded to 12/1/21 @ 100)	1,490	1,537
Series 2020 A:
5% 3/1/22	1,200	1,253
5% 3/1/24	1,570	1,784
Series 2020 B:
5% 10/1/22	1,880	2,016
5% 10/1/23	10,000	11,184
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. (Dulles Metrorail And Cap. Impt. Proj.) Series 2019 B:
4% 10/1/35	1,185	1,375
4% 10/1/36	1,760	2,034
4% 10/1/37	1,770	2,035
4% 10/1/38	735	843
5% 10/1/33	1,250	1,568
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2011 C:
5% 10/1/22 (b)	3,075	3,145
5% 10/1/23 (b)	3,270	3,347
5% 10/1/24 (b)	2,955	3,024
5% 10/1/25 (b)	3,985	4,078
Series 2017 A:
5% 10/1/31 (b)	2,335	2,848
5% 10/1/34 (b)	1,940	2,345
5% 10/1/36 (b)	1,820	2,189
Series 2018 A:
5% 10/1/28 (b)	3,885	4,919
5% 10/1/29 (b)	4,030	5,051
5% 10/1/30 (b)	3,165	3,955
5% 10/1/31 (b)	4,540	5,650
Series 2019 A:
5% 10/1/21 (b)	1,390	1,422
5% 10/1/22 (b)	795	850
5% 10/1/23 (b)	1,160	1,290
5% 10/1/24 (b)	2,240	2,581
5% 10/1/25 (b)	1,530	1,817
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/34	7,990	9,730

TOTAL DISTRICT OF COLUMBIA		86,538

Florida - 9.5%
Alachua County School Board Ctfs. Series 2020:
5% 7/1/22	1,350	1,430
5% 7/1/23	2,530	2,778
5% 7/1/27	4,285	5,238
5% 7/1/28	7,045	8,752
Brevard County School Board Ctfs. of Prtn.:
Series 2014:
5% 7/1/27	3,205	3,650
5% 7/1/30	7,240	8,221
Series 2015 C, 5% 7/1/24	2,915	3,318
Broward County Arpt. Sys. Rev.:
Series 2012 Q1, 5% 10/1/23	3,010	3,224
Series 2015 A, 5% 10/1/34 (b)	2,000	2,324
Series 2017:
5% 10/1/23 (b)	1,000	1,110
5% 10/1/30 (b)	2,050	2,485
5% 10/1/31 (b)	3,100	3,744
5% 10/1/35 (b)	1,000	1,195
Series 2019 B:
5% 10/1/28 (b)	6,000	7,549
5% 10/1/29 (b)	5,000	6,367
Series A:
5% 10/1/29 (b)	4,090	4,813
5% 10/1/31 (b)	2,915	3,408
5% 10/1/32 (b)	3,885	4,533
Broward County Port Facilities Rev.:
Series 2019 A:
5% 9/1/30	1,230	1,599
5% 9/1/32	1,055	1,362
Series 2019 B:
4% 9/1/37 (b)	1,970	2,235
5% 9/1/28 (b)	710	879
Broward County School Board Ctfs. of Prtn.:
(Broward County School District) Series 2012 A:
5% 7/1/25	1,450	1,532
5% 7/1/26	4,320	4,559
Series 2012 A:
5% 7/1/21	5,225	5,287
5% 7/1/22	4,855	5,147
5% 7/1/25 (Pre-Refunded to 7/1/22 @ 100)	4,020	4,258
Series 2015 A:
5% 7/1/26	11,170	13,121
5% 7/1/27	8,900	10,422
5% 7/1/28	3,885	4,537
Series 2015 B:
5% 7/1/25	2,100	2,475
5% 7/1/26	11,335	13,315
5% 7/1/27	7,670	8,982
5% 7/1/28	13,120	15,322
Series 2016, 5% 7/1/32	2,430	2,908
Series 2020 A, 5% 7/1/31	3,000	3,936
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A:
5% 10/1/31	2,000	2,428
5% 10/1/34	1,250	1,501
5% 10/1/35	500	598
Central Florida Expressway Auth. Sr. Lien Rev. Series 2019 B, 5% 7/1/35	5,000	6,380
Citizens Property Ins. Corp. Series 2012 A1:
5% 6/1/21	2,630	2,650
5% 6/1/22	2,225	2,349
Clay County Sales Surtax Rev. Series 2020:
5% 10/1/22	650	696
5% 10/1/23	810	903
5% 10/1/24	740	855
5% 10/1/25	1,115	1,330
5% 10/1/31	2,445	3,194
5% 10/1/34	5,390	6,950
5% 10/1/36	3,000	3,836
5% 10/1/37	6,135	7,814
Clearwater Wtr. and Swr. Rev. Series 2011:
5% 12/1/21	1,260	1,300
5% 12/1/23 (Pre-Refunded to 12/1/21 @ 100)	2,180	2,250
5% 12/1/24 (Pre-Refunded to 12/1/21 @ 100)	2,295	2,369
Duval County School Board Ctfs. of Prtn. Series 2015 B:
5% 7/1/27	4,260	4,994
5% 7/1/28	970	1,135
5% 7/1/30	6,440	7,518
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 4% 8/15/45	4,570	5,069
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2011 C, 5% 6/1/22	9,711	9,785
Series 2011 E, 5% 6/1/24	4,855	4,892
Florida Dept. of Mgmt. Svcs. Ctfs. of Prtn. Series 2018 A, 5% 11/1/29	6,245	8,184
Florida Higher Edl. Facilities Fing. Auth.:
(St. Leo Univ. Proj.) Series 2019:
5% 3/1/29	1,635	1,924
5% 3/1/30	1,715	1,999
5% 3/1/31	1,805	2,095
5% 3/1/32	1,890	2,185
Series 2019:
5% 10/1/28	1,060	1,300
5% 10/1/30	1,500	1,851
5% 10/1/31	1,750	2,143
5% 10/1/32	1,305	1,588
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/27	3,495	4,079
5% 10/1/28	5,000	5,806
5% 10/1/29	2,645	3,057
5% 10/1/30	2,405	2,769
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	1,775	2,157
5% 10/1/31	1,940	2,358
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	11,945	12,752
(Stanton II Proj.) Series 2012 A, 5% 10/1/22	2,750	2,940
Series 2015 B:
5% 10/1/24	970	1,122
5% 10/1/27	1,455	1,727
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2017 A:
5% 10/1/28 (b)	3,380	4,169
5% 10/1/30 (b)	1,970	2,399
Halifax Hosp. Med. Ctr. Rev. Series 2015:
5% 6/1/28	1,245	1,419
5% 6/1/35	2,430	2,741
Hillsborough Co. Sldwst and Resource Receivables Series 2016 A:
5% 9/1/21 (b)	1,260	1,284
5% 9/1/22 (b)	1,600	1,701
5% 9/1/23 (b)	1,940	2,144
5% 9/1/24 (b)	2,135	2,437
5% 9/1/25 (b)	2,150	2,523
5% 9/1/26 (b)	2,200	2,646
Hillsborough County Port District Series 2018 B, 5% 6/1/38 (b)	3,285	3,900
Hillsborough County School Board Ctfs. of Prtn. Series 2020 A, 5% 7/1/29	6,955	9,010
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/24	2,595	2,934
5% 7/1/25	1,940	2,259
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2017 B, 5% 10/1/26	6,680	8,062
Series A:
4% 10/1/35	5,000	5,861
5% 10/1/30	5,055	6,465
5% 10/1/31	2,625	3,402
5% 10/1/32	4,385	5,654
Jacksonville Sales Tax Rev. Series 2012:
5% 10/1/22	3,885	4,159
5% 10/1/23	5,165	5,533
Lake County School Board Ctfs. of Prtn. Series 2014 A:
5% 6/1/25 (FSA Insured)	970	1,101
5% 6/1/26 (FSA Insured)	1,750	1,986
5% 6/1/28 (FSA Insured)	485	548
Lee Memorial Health Sys. Hosp. Rev.:
Bonds Series 2019 A2, 5%, tender 4/1/26 (a)	11,585	13,673
Series 2019 A1:
5% 4/1/33	1,650	2,067
5% 4/1/34	3,250	4,056
5% 4/1/35	6,325	7,877
5% 4/1/37	2,190	2,710
5% 4/1/39	1,500	1,846
Manatee County School District Series 2017, 5% 10/1/25 (FSA Insured)	1,940	2,269
Miami-Dade County Aviation Rev.:
Series 2012 A:
5% 10/1/22 (b)	2,915	3,112
5% 10/1/23 (b)	250	267
5% 10/1/24 (b)	9,710	10,383
5% 10/1/24	2,100	2,249
Series 2014 A:
5% 10/1/27 (b)	1,770	2,028
5% 10/1/29 (b)	2,725	3,112
5% 10/1/33 (b)	5,440	6,182
5% 10/1/37	7,185	8,207
Series 2015 A:
5% 10/1/21 (b)	2,710	2,769
5% 10/1/35 (b)	2,430	2,765
Series 2016 A:
5% 10/1/30	2,430	2,909
5% 10/1/31	970	1,159
Series 2017 B, 5% 10/1/40 (b)	2,400	2,845
Series 2020 A:
4% 10/1/36	2,000	2,364
4% 10/1/38	2,250	2,642
5% 10/1/32	2,150	2,780
5% 10/1/33	3,325	4,278
Miami-Dade County Cap. Asset Acquisition:
Series 2012 A, 5% 10/1/25 (Pre-Refunded to 10/1/22 @ 100)	2,185	2,344
Series 2016:
5% 10/1/28	5,385	6,612
5% 10/1/29	3,985	4,875
5% 10/1/30	7,215	8,814
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	7,965	7,986
Series 2014 A, 5% 7/1/44	2,815	3,158
Series 2016 A:
5% 7/1/32	3,865	4,636
5% 7/1/33	3,205	3,841
Series A:
5% 7/1/31	1,455	1,747
5% 7/1/34	970	1,160
Miami-Dade County Gen. Oblig.:
(Parks Prog.) Series 2015 A, 5% 11/1/23	3,955	4,431
Series 2016 A:
5% 7/1/29	10,905	14,276
5% 7/1/31	11,690	15,505
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2014 D:
5% 11/1/24	11,340	13,103
5% 11/1/25	11,880	13,727
5% 11/1/26	7,720	8,890
Series 2015 A, 5% 5/1/27 (FSA Insured)	4,100	4,795
Series 2015 B, 5% 5/1/28	13,295	15,473
Series 2015 D:
5% 2/1/29	3,935	4,669
5% 2/1/30	6,310	7,467
Series 2016 A:
5% 8/1/27	7,340	8,907
5% 5/1/31	19,200	22,881
Miami-Dade County Transit Sales Surtax Rev. Series 2012:
5% 7/1/21	1,240	1,254
5% 7/1/42 (Pre-Refunded to 7/1/22 @ 100)	1,625	1,723
Orange County Health Facilities Auth.:
Series 2012 A, 5% 10/1/42 (Pre-Refunded to 4/1/22 @ 100)	12,285	12,874
Series 2012 B, 5% 10/1/42 (Pre-Refunded to 4/1/22 @ 100)	5,050	5,292
Series 2016 A, 5% 10/1/39	3,100	3,639
Orange County School Board Ctfs. of Prtn.:
Series 2012 B, 5% 8/1/26 (Pre-Refunded to 8/1/22 @ 100)	3,885	4,136
Series 2015 C, 5% 8/1/29	6,800	8,002
Orlando Utils. Commission Util. Sys. Rev. Series 2012 A:
5% 10/1/23	1,650	1,845
5% 10/1/25	875	1,049
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
5% 12/1/23 (Escrowed to Maturity)	330	371
5% 12/1/24 (Escrowed to Maturity)	660	770
Palm Beach County Health Facilities Auth. Rev. Series 2015 C, 5% 5/15/25	1,805	2,068
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B, 5% 8/1/25	3,110	3,695
Series 2015 B:
5% 8/1/25	1,580	1,877
5% 8/1/27	8,045	9,516
5% 8/1/28	5,325	6,286
Series 2015 D:
5% 8/1/26	23,370	27,730
5% 8/1/27	10,595	12,532
5% 8/1/28	3,620	4,273
Series 2017 A, 5% 8/1/26	21,905	26,813
Series 2018 A:
5% 8/1/22	1,865	1,984
5% 8/1/23	1,115	1,238
5% 8/1/24	1,270	1,462
5% 8/1/25	4,550	5,405
5% 8/1/26	1,880	2,301
5% 8/1/26	10,160	12,056
Palm Beach County Solid Waste Auth. Rev. Series 2011, 5% 10/1/24	8,350	8,546
Pasco County School Board Ctfs. of Prtn. Series 2020 C:
5% 8/1/33 (FSA Insured)	3,000	3,866
5% 8/1/34 (FSA Insured)	2,250	2,883
Pinellas County Idr (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Proj.) Series 2019:
5% 7/1/29	500	569
5% 7/1/39	1,000	1,172
Saint Lucie County School Board Ctfs. of Prtn. Series 2013 A:
5% 7/1/25	1,940	2,132
5% 7/1/27	4,130	4,531
Seminole County School Board Ctfs. of Prtn. Series 2016 C:
5% 7/1/23	1,940	2,140
5% 7/1/24	1,700	1,944
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015, 5% 10/1/30	3,885	4,639
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
5% 8/15/24	2,460	2,821
5% 8/15/25	3,980	4,711
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/21	1,095	1,123
Series 2015 A, 5% 12/1/40	1,750	1,952
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev.:
Series 2001 A, 6% 10/1/29	2,430	3,374
Series 2005, 5.5% 10/1/22 (FGIC Insured)	2,335	2,519
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/28	1,845	1,947
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
4% 10/15/35	400	460
4% 10/15/36	375	429
4% 10/15/38	750	853
4% 10/15/39	1,000	1,134
5% 10/15/44	1,365	1,647
5% 10/15/49	2,560	3,070
Volusia County School Board Ctfs. of Prtn.:
(Florida Master Lease Prog.) Series 2016 A, 5% 8/1/32 (Build America Mutual Assurance Insured)	4,855	5,750
Series 2019:
5% 8/1/22	3,250	3,455
5% 8/1/23	3,450	3,791
5% 8/1/24	1,800	2,045

TOTAL FLORIDA		910,724

Georgia - 2.5%
Atlanta Arpt. Rev. Series 2020 A:
5% 7/1/26	4,290	5,246
5% 7/1/27	9,365	11,742
Atlanta Wtr. & Wastewtr. Rev. Series 2015:
5% 11/1/27	970	1,136
5% 11/1/29	2,430	2,837
Brookhaven Dev. Auth. Rev. Series 2019 A:
5% 7/1/24	1,750	2,010
5% 7/1/27	1,500	1,883
5% 7/1/38	2,000	2,541
5% 7/1/39	1,250	1,584
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 2008, 2.925%, tender 3/12/24 (a)	5,000	5,330
Series 2012, 1.7%, tender 8/22/24 (a)	9,660	9,976
Series 2013 1st, 2.925%, tender 3/12/24 (a)	7,770	8,282
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	6,810	6,804
Columbus Med. Ctr. Hosp. Auth. Bonds (Piedmont Healthcare, Inc. Proj.):
Series 2019 A, 5%, tender 7/1/26 (a)	12,665	15,089
Series 2019 B, 5%, tender 7/1/29 (a)	10,100	12,837
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/25	1,435	1,470
DeKalb Private Hosp. Auth. Rev. Series 2019 B:
5% 7/1/24	1,000	1,148
5% 7/1/26	1,000	1,223
5% 7/1/28	2,000	2,569
Fulton County Dev. Auth. Rev.:
Series 2019 C:
5% 7/1/27	3,035	3,810
5% 7/1/36	1,300	1,662
5% 7/1/37	1,600	2,038
5% 7/1/39	1,250	1,584
Series 2019, 5% 6/15/44	2,365	2,928
Georgia Gen. Oblig. Series 2020 A:
4% 8/1/34	8,545	10,555
4% 8/1/35	15,000	18,443
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2019 A:
5% 1/1/27	990	1,209
5% 1/1/28	520	648
5% 1/1/29	1,140	1,439
5% 1/1/31	700	871
5% 1/1/32	515	638
5% 1/1/33	1,200	1,482
Series 2020 A:
4% 1/1/34	1,870	2,216
5% 11/1/27	600	750
5% 11/1/28	820	1,043
5% 11/1/29	935	1,206
5% 1/1/31	1,000	1,302
5% 1/1/31	1,250	1,627
5% 1/1/32	1,150	1,490
5% 1/1/32	1,000	1,295
5% 1/1/33	1,000	1,289
5% 1/1/35	1,000	1,280
Series GG:
5% 1/1/24	3,520	3,797
5% 1/1/25	1,215	1,306
5% 1/1/26	4,855	5,215
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series 2014 U, 5% 10/1/24	1,360	1,574
Series Q, 5% 10/1/22	1,940	2,077
Series S:
5% 10/1/22	1,240	1,327
5% 10/1/24	2,355	2,515
Main Street Natural Gas, Inc.:
Bonds:
Series 2018 C, 4%, tender 12/1/23 (a)	28,250	30,703
Series 2019 B, 4%, tender 12/2/24 (a)	26,260	29,226
Series 2018 A, 4% 3/1/23	1,700	1,820
Private Colleges & Univs. Auth. Rev. Series 2020 B, 5% 9/1/34	3,500	4,594

TOTAL GEORGIA		238,666

Hawaii - 0.7%
Hawaii Arpts. Sys. Rev. Series 2020 A:
4% 7/1/36 (b)	925	1,059
4% 7/1/37 (b)	1,385	1,580
4% 7/1/38 (b)	1,400	1,592
4% 7/1/39 (b)	1,500	1,701
4% 7/1/40 (b)	535	605
Hawaii Gen. Oblig.:
Series 2019 FW:
5% 1/1/31	1,250	1,596
5% 1/1/35	5,000	6,297
Series 2019, 5% 1/1/30	5,140	6,600
Series 2020 A:
4% 7/1/33 (b)	1,000	1,179
4% 7/1/35 (b)	280	328
Honolulu City & County Gen. Oblig.:
Series 2017 D:
5% 9/1/22	3,885	4,149
5% 9/1/26	3,110	3,823
Series 2019 A:
5% 9/1/27	2,000	2,523
5% 9/1/30	6,500	8,291
Series 2019 D, 5% 8/1/26	4,500	5,519
Series 2020 F:
5% 7/1/33	1,955	2,567
5% 7/1/34	860	1,125
Series C:
4% 7/1/34	850	1,030
4% 7/1/37	750	900
4% 7/1/39	1,200	1,426
4% 7/1/40	1,250	1,475
4% 7/1/41	1,000	1,177
Univ. Hawaii Rev.:
Series 2020 B:
5% 10/1/29	4,695	6,179
5% 10/1/30	4,280	5,722
Series 2020 D, 5% 10/1/29	1,025	1,349

TOTAL HAWAII		69,792

Idaho - 0.2%
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
(Idaho St Garvee Proj.) Series 2017 A:
5% 7/15/21	2,955	2,992
5% 7/15/22	3,285	3,471
5% 7/15/23	1,575	1,738
5% 7/15/24	1,260	1,441
5% 7/15/25	1,260	1,485
5% 7/15/27	3,140	3,884
Series 2019 A, 4% 1/1/50	1,010	1,124

TOTAL IDAHO		16,135

Illinois - 11.6%
Champaign County Cmnty. Unit Series 2020 A:
0% 1/1/26	800	761
0% 1/1/28	575	523
Chicago Board of Ed.:
Series 1999 A, 5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,455	1,499
Series 2011 A:
5% 12/1/41	2,075	2,114
5.5% 12/1/39	5,730	5,859
Series 2012 A, 5% 12/1/42	1,880	1,949
Series 2015 C, 5.25% 12/1/39	1,455	1,600
Series 2016 B, 6.5% 12/1/46	700	842
Series 2017 A, 7% 12/1/46 (c)	2,400	3,047
Series 2017 C, 5% 12/1/26	905	1,065
Series 2017 D, 5% 12/1/27	2,500	2,993
Series 2017 H, 5% 12/1/36	1,965	2,282
Series 2018 A:
5% 12/1/24	560	634
5% 12/1/27	6,280	7,517
5% 12/1/33	700	833
5% 12/1/34	1,400	1,663
Series 2018 C:
5% 12/1/24	725	821
5% 12/1/26	4,625	5,442
5% 12/1/46	5,795	6,697
Series 2019 A:
5% 12/1/24	2,300	2,603
5% 12/1/28	6,520	7,906
5% 12/1/28	510	618
5% 12/1/29	930	1,141
5% 12/1/30	900	1,102
5% 12/1/32	1,250	1,518
Series 2021 A:
5% 12/1/32	2,165	2,664
5% 12/1/34	3,250	3,971
5% 12/1/35	2,560	3,122
5% 12/1/36	2,800	3,402
Series 2021 B, 5% 12/1/31	3,250	4,017
Chicago Midway Arpt. Rev.:
Series 2014 A:
5% 1/1/30 (b)	2,980	3,311
5% 1/1/32 (b)	6,310	6,985
Series 2014 B:
5% 1/1/22	970	1,004
5% 1/1/24	3,235	3,626
Series 2016 A:
5% 1/1/29 (b)	2,155	2,496
5% 1/1/30 (b)	3,290	3,782
5% 1/1/31 (b)	3,850	4,400
Series 2016 B, 5% 1/1/41	3,390	3,932
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 A, 5% 1/1/22	1,700	1,760
Series 2012 B, 5% 1/1/22 (b)	6,800	7,036
Series 2015 A, 5% 1/1/24 (b)	1,045	1,170
Series 2015 B, 5% 1/1/32	5,235	6,035
Series 2015 C, 5% 1/1/24 (b)	1,245	1,394
Series 2016 C:
5% 1/1/22	2,355	2,438
5% 1/1/23	2,595	2,808
5% 1/1/24	1,455	1,634
5% 1/1/25	2,285	2,654
5% 1/1/26	1,940	2,317
5% 1/1/33	2,305	2,705
5% 1/1/34	2,670	3,128
Series 2016 D, 5% 1/1/52	6,740	7,868
Series 2017 D:
5% 1/1/27 (b)	2,415	2,944
5% 1/1/28 (b)	460	555
5% 1/1/31 (b)	2,850	3,370
5% 1/1/33 (b)	1,455	1,710
Series 2018 A:
5% 1/1/48 (b)	3,585	4,233
5% 1/1/53 (b)	6,110	7,185
Series 2018 B, 5% 1/1/53	2,155	2,568
Series 2020 A:
4% 1/1/35	22,440	26,247
4% 1/1/36	3,715	4,331
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018, 5% 7/1/38 (b)	2,470	2,907
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/22	1,685	1,772
5% 6/1/23	1,520	1,663
Chicago Wastewtr. Transmission Rev. Series 2012, 5% 1/1/23	1,260	1,302
Chicago Wtr. Rev. Series 2017, 5.25% 11/1/33 (FSA Insured)	990	993
Cook County Forest Preservation District:
Series 2012 B:
5% 12/15/23	970	1,024
5% 12/15/24	1,310	1,383
Series 2012 C, 5% 12/15/25	2,060	2,174
Cook County Gen. Oblig.:
Series 2011 A, 5.25% 11/15/24	1,455	1,498
Series 2012 C:
5% 11/15/22	2,000	2,154
5% 11/15/23	4,835	5,196
5% 11/15/24	18,115	19,439
5% 11/15/25 (FSA Insured)	505	542
Series 2021 A:
3% 11/15/21	600	610
5% 11/15/22	3,725	4,011
5% 11/15/23	1,050	1,176
5% 11/15/24	1,150	1,331
5% 11/15/25	1,150	1,370
5% 11/15/26	2,300	2,816
Cook, Kane Lake & McHenry Countys Cmnty. College District #512 Series 2017 B, 5% 12/1/24	5,140	5,957
Grundy & Will Counties Cmnty. School Gen. Obligan Series 2018, 5% 2/1/29	1,190	1,452
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. Series 1991 A, 0% 7/15/23 (Escrowed to Maturity)	28,065	27,823
Illinois Fin. Auth. Series 2020 A:
5% 8/15/30	2,170	2,862
5% 8/15/31	1,060	1,386
5% 8/15/32	1,500	1,949
5% 8/15/33	1,250	1,617
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C:
5% 8/1/22	1,340	1,407
5% 8/1/24	1,480	1,649
(Centegra Health Sys. Proj.) Series 2014 A, 5% 9/1/34	585	659
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A:
5% 7/15/25	1,385	1,638
5% 7/15/26	1,940	2,364
5% 7/15/28	2,040	2,571
(OSF Healthcare Sys.) Series 2018 A:
5% 5/15/29	9,870	12,448
5% 5/15/30	9,845	12,322
5% 5/15/31	21,400	26,661
(Presence Health Proj.) Series 2016 C:
5% 2/15/26	2,590	3,121
5% 2/15/29	10,570	12,935
5% 2/15/36	2,200	2,630
(Presence Health) Series 2016 C, 5% 2/15/28	6,800	8,383
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C, 5% 8/1/49	845	956
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	1,980	2,266
(Silver Cross Health Sys. Proj.) Series 2015 C, 5% 8/15/27	875	1,016
Bonds:
(Ascension Health Cr. Group Proj.) Series 2012 E2, 1.75%, tender 4/1/21 (a)	1,885	1,885
Series 2017 B, 5%, tender 12/15/22 (a)	16,420	17,678
Series E, 2.25%, tender 4/29/22 (a)	1,820	1,860
Series 2011 IL, 5% 12/1/22 (Pre-Refunded to 12/1/21 @ 100)	2,030	2,095
Series 2012 A, 5% 5/15/23 (Pre-Refunded to 5/15/22 @ 100)	1,435	1,512
Series 2012:
5% 9/1/32	7,865	8,309
5% 9/1/38	10,595	11,250
5% 11/15/43 (Pre-Refunded to 11/15/22 @ 100)	3,170	3,411
Series 2013:
5% 11/15/26	2,600	2,789
5% 11/15/29	780	834
5% 5/15/43 (Pre-Refunded to 5/15/22 @ 100)	7,665	8,059
Series 2015 A:
5% 11/15/21	410	422
5% 5/15/25	760	871
5% 11/15/27	1,015	1,196
5% 11/15/28	1,215	1,424
5% 11/15/29	1,830	2,133
5% 11/15/32	3,375	3,900
5% 11/15/35	1,500	1,723
Series 2015 B, 5% 11/15/26	2,940	3,439
Series 2015 C:
5% 8/15/35	5,925	6,711
5% 8/15/44	28,260	31,579
Series 2016 A:
5% 2/15/24	1,455	1,629
5% 2/15/25	995	1,149
5% 2/15/26	1,455	1,729
5% 7/1/30	2,545	3,003
5% 8/15/33 (Pre-Refunded to 8/15/26 @ 100)	3,205	3,935
5% 7/1/34	1,650	1,926
5% 7/1/36	5,715	6,637
5% 2/15/45	1,600	1,848
Series 2016 C:
3.75% 2/15/34	1,250	1,388
4% 2/15/36	5,330	6,003
5% 2/15/22	1,250	1,302
5% 2/15/24	565	638
5% 2/15/31	1,650	1,998
5% 2/15/32	12,195	14,723
5% 2/15/33	4,855	5,844
5% 2/15/41	6,865	8,107
Series 2016:
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	35	41
5% 5/15/28	2,380	2,834
5% 5/15/29	1,330	1,574
5% 12/1/29	1,755	2,112
5% 12/1/40	4,765	5,646
5% 12/1/46	3,250	3,819
Series 2017 A:
5% 1/1/34	2,485	2,930
5% 8/1/47	750	850
Series 2017:
5% 7/1/29	5,030	6,219
5% 1/1/30	4,855	5,984
5% 7/1/31	8,630	10,605
Series 2018 A, 5% 1/1/44	19,010	22,402
Series 2019:
5% 9/1/29	650	825
5% 9/1/31	500	626
5% 9/1/32	1,000	1,244
5% 9/1/34	1,100	1,355
Illinois Gen. Oblig.:
Series 2006, 5.5% 1/1/28	1,410	1,738
Series 2012 A:
4% 1/1/23	2,130	2,181
5% 1/1/33	3,495	3,575
Series 2012:
5% 8/1/21	1,555	1,577
5% 3/1/22	4,855	5,046
5% 8/1/22	6,410	6,773
5% 8/1/23	3,310	3,625
Series 2013, 5.5% 7/1/38	3,885	4,157
Series 2014:
5% 4/1/23	7,400	8,014
5% 2/1/26	2,195	2,415
5% 2/1/27	2,590	2,845
5% 4/1/28	2,070	2,275
5% 5/1/28	910	1,002
5% 5/1/32	2,430	2,642
5% 5/1/33	6,410	6,957
5.25% 2/1/31	10,195	11,117
Series 2016:
5% 1/1/22	7,905	8,162
5% 2/1/23	1,530	1,647
5% 6/1/25	7,620	8,779
5% 6/1/26	1,035	1,218
5% 2/1/27	8,355	9,943
5% 2/1/28	5,965	7,004
5% 2/1/29	5,605	6,557
Series 2017 D:
5% 11/1/25	13,645	15,780
5% 11/1/26	13,050	15,368
Series 2019 B:
5% 9/1/21	5,580	5,681
5% 9/1/22	5,475	5,804
5% 9/1/23	5,580	6,129
5% 9/1/24	5,580	6,309
Series 2020 B, 5% 10/1/30	11,425	14,189
Series 2021 C:
4% 3/1/22	6,835	7,043
4% 3/1/23	7,040	7,468
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2019, 2.9% 7/1/35	8,878	9,362
Illinois Hsg. Dev. Auth. Rev.:
Series 2019 C, 5% 4/1/28	1,200	1,491
Series D, 3.75% 4/1/50	2,165	2,409
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A:
5% 2/1/22	4,900	5,085
5% 2/1/28	9,710	11,435
5% 2/1/31	3,465	4,079
Illinois Reg'l. Trans. Auth. Series 2017 A, 5% 7/1/21	2,380	2,407
Illinois Sales Tax Rev. Series 2013, 5% 6/15/24	8,000	8,707
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 D, 5% 1/1/24	5,890	6,624
Series 2016 A, 5% 12/1/31	1,735	2,069
Series A:
5% 1/1/39	2,100	2,662
5% 1/1/41	4,580	5,765
5% 1/1/45	25,250	31,376
Series C:
5% 1/1/25	3,900	4,537
5% 1/1/26	4,650	5,576
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/21 (FSA Insured)	6,670	6,651
Kane, Cook & DuPage Counties School District #46 Elgin Series 2003 B, 0% 1/1/22 (Escrowed to Maturity)	4,040	4,035
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2015, 5% 1/1/26	8,660	10,109
Series 2017, 5% 1/1/29	1,790	2,236
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	7,810	7,592
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24 (Pre-Refunded to 1/15/24 @ 100)	7,205	7,019
0% 1/15/25	7,510	7,182
0% 1/15/26	5,645	5,295
McHenry County Conservation District Gen. Oblig. Series 2014:
5% 2/1/24	2,235	2,520
5% 2/1/27	5,825	6,806
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,595	3,523
Series 2010 B1:
0% 6/15/46 (FSA Insured)	2,160	999
0% 6/15/47 (FSA Insured)	3,985	1,781
Series 2002 A, 0% 6/15/31	1,755	1,429
Series 2002:
0% 12/15/23	4,015	3,905
0% 12/15/23 (Escrowed to Maturity)	100	99
Series 2012 A, 5% 6/15/42	12,500	12,975
Series 2020 A, 5% 6/15/50	38,595	45,893
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/23	10,460	11,457
5% 6/1/24	13,685	15,502
Univ. of Illinois Rev. Series 2013:
6% 10/1/42	3,785	4,227
6.25% 10/1/38	3,785	4,261
Will County Cmnty. Unit School District #365-U Series 2007 B, 0% 11/1/26 (FSA Insured)	5,600	5,258

TOTAL ILLINOIS		1,106,627

Indiana - 2.0%
Indiana Fin. Auth. Envir. Facilities Rev. Bonds (Indianapolis Pwr. & Lt. Co. Proj.):
Series 2020 A, 0.75%, tender 4/1/26 (a)	1,550	1,528
Series 2020 B, 0.95%, tender 4/1/26 (a)	2,750	2,707
Indiana Fin. Auth. Health Sys. Rev. Bonds Series 2019 B, 2.25%, tender 7/1/25 (a)	5,045	5,320
Indiana Fin. Auth. Hosp. Rev.:
Bonds Series 2015 B, 1.65%, tender 7/2/22 (a)	8,410	8,503
Series 2013, 5% 8/15/25	3,020	3,329
Indiana Fin. Auth. Rev.:
(Cmnty. Foundation of Northwest Indiana Obligated Group) Series 2016, 5% 9/1/25	970	1,148
Series 2012:
5% 3/1/22 (Escrowed to Maturity)	970	1,013
5% 3/1/23 (Pre-Refunded to 3/1/22 @ 100)	1,455	1,520
5% 3/1/30 (Pre-Refunded to 3/1/22 @ 100)	1,020	1,065
5% 3/1/41 (Pre-Refunded to 3/1/22 @ 100)	5,155	5,384
Series 2015, 5% 3/1/36	8,060	9,079
Series 2016:
5% 9/1/26	970	1,181
5% 9/1/29	485	578
5% 9/1/36	2,090	2,442
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A, 5% 10/1/25	2,100	2,247
Series 2015 A:
5% 10/1/26	2,405	2,780
5% 10/1/28	1,145	1,319
Series 2011 A, 5.25% 10/1/24	3,910	4,005
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001 A2:
2%, tender 2/1/23 (a)	8,885	9,149
2%, tender 2/1/23 (a)	45	46
Indiana Hsg. & Cmnty. Dev. Auth.:
(Glasswater Creek of Whitestown Proj.) Series 2020, 5.375% 10/1/40 (c)	3,640	3,703
Series A, 3% 7/1/51	1,900	2,080
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2012 A:
5% 1/1/24	690	731
5% 1/1/24 (Pre-Refunded to 7/1/22 @ 100)	280	297
5% 1/1/25	695	736
5% 1/1/25 (Pre-Refunded to 7/1/22 @ 100)	275	292
5% 1/1/26	1,895	2,006
5% 1/1/26 (Pre-Refunded to 7/1/22 @ 100)	770	817
Indianapolis Local Pub. Impt.:
(Indianapolis Arpt. Auth. Proj.) Series 2019 D, 5% 1/1/25 (b)	4,710	5,439
Series 2021 A:
5% 6/1/22	760	800
5% 6/1/24	1,800	2,041
Indianapolis Thermal Energy Sys.:
Series 2010 B, 5% 10/1/21	5,340	5,464
Series 2016 A:
5% 10/1/24	10,585	12,138
5% 10/1/25	11,400	13,477
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/22	1,415	1,455
5% 7/15/22	970	1,028
5% 7/15/23	1,295	1,403
5% 7/15/23 (Pre-Refunded to 1/15/23 @ 100)	1,325	1,437
5% 7/15/24 (Pre-Refunded to 1/15/23 @ 100)	4,065	4,412
5% 7/15/25 (Pre-Refunded to 1/15/23 @ 100)	4,205	4,564
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.) Series 2020:
5% 4/1/29	1,185	1,469
5% 4/1/30	2,220	2,759
5% 4/1/33	1,445	1,772
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.):
Series 2015, 5%, tender 11/1/22 (a)(b)	32,790	35,130
Series 2017, 5%, tender 11/1/24 (a)(b)	2,500	2,886
Series 2019 A, 5%, tender 6/5/26 (a)(b)	12,305	14,936

TOTAL INDIANA		187,615

Iowa - 0.0%
Iowa Fin. Auth. Rev. Series A:
5% 5/15/43	1,410	1,599
5% 5/15/48	1,640	1,851

TOTAL IOWA		3,450

Kansas - 0.1%
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A:
5% 9/1/23 (Pre-Refunded to 9/1/22 @ 100)	995	1,063
5% 9/1/24 (Pre-Refunded to 9/1/22 @ 100)	4,285	4,576
Series 2012 B, 5% 9/1/24 (Pre-Refunded to 9/1/22 @ 100)	1,455	1,554
Series 2016 A:
5% 9/1/30	970	1,145
5% 9/1/32	1,115	1,314

TOTAL KANSAS		9,652

Kentucky - 3.0%
Ashland Med. Ctr. Rev. Series 2019:
4% 2/1/33	1,160	1,269
5% 2/1/28	880	1,037
5% 2/1/29	530	631
5% 2/1/31	460	549
Carroll County Envir. Facilities Rev. Bonds (Kentucky Utils. Co. Proj.):
Series 2004 A, 1.75%, tender 9/1/26 (a)(b)	7,955	7,952
Series 2008 A, 1.2%, tender 6/1/21 (a)(b)	20,715	20,743
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/25	800	925
5% 1/1/26	585	696
5% 1/1/29	1,555	1,821
5% 1/1/30	1,625	1,891
Kentucky Bond Dev. Corp. (Lexington Ctr. Corp. Proj.) Series 2018 A:
5% 9/1/26	1,745	2,114
5% 9/1/28	1,880	2,372
5% 9/1/30	520	647
Kentucky Econ. Dev. Fin. Auth. Series 2019 A1, 5% 8/1/32	1,105	1,392
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2015 A:
5% 6/1/25	1,725	1,949
5% 6/1/26	1,815	2,043
5% 6/1/27	1,910	2,140
5% 6/1/28	2,005	2,235
5% 6/1/29	2,105	2,335
5% 6/1/30	2,215	2,447
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 0.2%, tender 6/1/21 (a)(b)	4,000	4,000
Kentucky State Property & Buildings Commission Rev.:
(#106 Proj.) Series 2013 A, 5% 10/1/27	3,755	4,163
(Kentucky St Proj.) Series D, 5% 5/1/21	1,850	1,856
(Kentucky St Proj.):
Series D, 5% 5/1/26	1,180	1,420
Series D:
5% 5/1/27	970	1,198
5% 5/1/28	970	1,194
(Proj. No. 112) Series 2016 B, 5% 11/1/27	16,420	19,999
(Proj. No. 119) Series 2018:
5% 5/1/28	4,855	6,107
5% 5/1/29	565	710
5% 5/1/31	1,425	1,785
Series 2015, 5% 8/1/28	1,035	1,216
Series 2016 A:
5% 2/1/29	5,555	6,582
5% 2/1/30	5,670	6,714
5% 2/1/32	2,230	2,637
5% 2/1/33	2,770	3,273
Series 2016 B, 5% 11/1/26	4,825	5,885
Series 2017, 5% 4/1/27	4,625	5,699
Series 2018, 5% 5/1/22	1,430	1,502
Series A:
5% 11/1/31	2,000	2,526
5% 11/1/32	3,000	3,777
5% 11/1/33	1,500	1,877
Series C, 5% 11/1/21	6,520	6,697
Kentucky, Inc. Pub. Energy Bonds:
Series A, 4%, tender 6/1/26 (a)	41,220	47,191
Series C1, 4%, tender 6/1/25 (a)	28,000	31,507
Louisville & Jefferson County:
Bonds:
Series 2020 B, 5%, tender 10/1/23 (a)	7,565	8,402
Series 2020 C, 5%, tender 10/1/26 (a)	2,595	3,161
Series 2020 D, 5%, tender 10/1/29 (a)	3,700	4,779
Series 2013 A:
5.5% 10/1/33	2,430	2,714
5.75% 10/1/38	6,245	7,001
Series 2016 A:
5% 10/1/29	17,585	21,175
5% 10/1/32	3,230	3,865
Series 2020 A, 5% 10/1/37	4,300	5,391
Louisville/Jefferson County Metropolitan Gov. Series 2012 A:
5% 12/1/28 (Pre-Refunded to 6/1/22 @ 100)	1,910	2,016
5% 12/1/29 (Pre-Refunded to 6/1/22 @ 100)	5,100	5,382

TOTAL KENTUCKY		290,589

Louisiana - 0.5%
Louisiana Pub. Facilities Auth. Rev.:
(Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/22	1,260	1,359
5% 12/15/23	2,915	3,273
Series 2018 E:
5% 7/1/35	1,655	2,050
5% 7/1/36	1,795	2,214
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 B:
5% 1/1/24 (b)	2,430	2,717
5% 1/1/25 (b)	2,915	3,360
5% 1/1/27 (b)	2,185	2,531
Series 2017 B:
5% 1/1/29 (b)	390	469
5% 1/1/31 (b)	730	868
5% 1/1/36 (b)	630	740
5% 1/1/37 (b)	485	568
Series 2017 D2:
5% 1/1/26 (b)	730	865
5% 1/1/29 (b)	485	583
5% 1/1/30 (b)	665	794
5% 1/1/32 (b)	1,495	1,773
5% 1/1/35 (b)	1,115	1,312
5% 1/1/38 (b)	570	666
St. John Baptist Parish Rev.:
(Marathon Oil Corp.) Series 2017, 2.2% 6/1/37 (a)	9,665	9,970
Bonds (Marathon Oil Corp.) Series 2017:
2%, tender 4/1/23 (a)	9,120	9,301
2.1%, tender 7/1/24 (a)	4,670	4,799

TOTAL LOUISIANA		50,212

Maine - 0.2%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43	4,215	4,391
Series 2016 A:
4% 7/1/41	2,030	2,073
4% 7/1/46	2,765	2,798
5% 7/1/41	860	930
5% 7/1/46	585	629
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/25	2,230	2,641
5% 7/1/27	1,940	2,291

TOTAL MAINE		15,753

Maryland - 1.0%
Baltimore County Gen. Oblig.:
Series 2020, 4% 3/1/36	7,310	8,844
Series 2021:
5% 3/1/23	1,245	1,359
5% 3/1/25	1,520	1,788
Baltimore Proj. Rev.:
Series 2017 C:
5% 7/1/28	3,465	4,267
5% 7/1/31	6,580	8,037
5% 7/1/33	6,635	8,058
Series 2017 D, 5% 7/1/33	5,630	6,837
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	5,430	6,033
Series 2019 C, 3.5% 3/1/50	4,640	5,091
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A:
5% 6/1/23	1,435	1,543
5% 6/1/24	1,455	1,606
5% 6/1/25	1,455	1,641
5% 6/1/26	1,940	2,233
5% 6/1/27	1,310	1,533
5% 6/1/31	970	1,124
5% 6/1/32	970	1,118
Maryland Econ. Dev. Corp.:
(Port Covington Proj.) Series 2020:
3.25% 9/1/30	500	543
4% 9/1/40	2,095	2,311
4% 9/1/50	2,625	2,830
(Purple Line Lt. Rail Proj.) Series 2016 D:
5% 3/31/30 (b)	1,215	1,413
5% 3/31/51 (b)	2,235	2,506
Maryland Health & Higher Edl. Series 2021 A:
4% 6/1/35	500	570
4% 6/1/46	750	828
4% 6/1/51	1,000	1,101
4% 6/1/55	1,000	1,094
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2013 A:
5% 7/1/24 (Pre-Refunded to 7/1/22 @ 100)	1,210	1,282
5% 7/1/25 (Pre-Refunded to 7/1/22 @ 100)	1,030	1,092
Series 2015:
5% 7/1/27	1,000	1,160
5% 7/1/28	1,300	1,500
5% 7/1/29	2,200	2,528
5% 7/1/31	1,000	1,146
Series 2016 A:
4% 7/1/42	1,410	1,535
5% 7/1/33	2,185	2,547
5% 7/1/34	1,600	1,861
5% 7/1/35	605	703
5% 7/1/36	1,700	1,970
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2020, 5% 7/1/34	5,650	7,396

TOTAL MARYLAND		99,028

Massachusetts - 1.4%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2015 A, 5% 7/1/45	1,535	1,786
Massachusetts Clean Wtr. Trust Series 2020, 5% 8/1/26	5,640	6,950
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Bonds Series 2019 A, 5%, tender 1/1/23 (a)	16,960	18,363
Series A, 5% 1/1/31	7,500	9,507
Massachusetts Dev. Fin. Agcy. Rev.:
(Partners Healthcare Sys., Inc. Proj.):
Series 2017 S:
5% 7/1/24	3,885	4,450
5% 7/1/30	3,565	4,442
Series 2017, 5% 7/1/23	1,550	1,711
Bonds:
(Partners Healthcare Sys., Inc. Proj.) Series 2017 S-4, 5%, tender 1/25/24 (a)	11,290	12,749
Series A1, 5%, tender 1/31/30 (a)	10,135	13,165
Series 2013 A, 6.25% 11/15/28 (Pre-Refunded to 11/15/23 @ 100) (c)	3,958	4,453
Series 2016 A, 5% 7/15/22	2,165	2,300
Series 2017 A, 5% 1/1/40	2,980	3,508
Series 2019 S1:
5% 10/1/22	2,195	2,348
5% 10/1/23	2,400	2,669
5% 10/1/24	1,190	1,370
5% 10/1/25	2,670	3,167
Series 2019:
5% 7/1/30	1,435	1,808
5% 7/1/32	1,040	1,291
Massachusetts Gen. Oblig.:
Series 2016 B, 5% 7/1/22	2,950	3,129
Series A, 5% 7/1/28	1,100	1,338
Series C, 5% 4/1/23	17,445	19,125
Massachusetts Port Auth. Rev. Series 2021 E, 5% 7/1/23 (b)	550	607
Massachusetts Port Auth. Spl. Facilities Rev. (Bosfuel Proj.) Series 2019 A, 5% 7/1/49 (b)	9,190	10,968

TOTAL MASSACHUSETTS		131,204

Michigan - 3.6%
Clarkston Cmnty. Schools Series 2015, 5% 5/1/22	2,800	2,941
Detroit Downtown Dev. Auth. Tax:
Series 2018 A, 5% 7/1/36 (FSA Insured)	1,000	1,127
Series A, 5% 7/1/35 (FSA Insured)	1,200	1,353
Detroit Gen. Oblig. Series 2021 A:
4% 4/1/41	1,575	1,737
4% 4/1/42	600	659
5% 4/1/31	900	1,110
5% 4/1/33	1,075	1,317
Detroit School District School Bldg. and Site Impt. Series 2005 A, 5.25% 5/1/30 (FSA Insured)	16,655	22,287
Detroit Swr. Disp. Rev. Series 2006 D, 3 month U.S. LIBOR + 0.600% 0.759% 7/1/32 (a)(d)	5,360	5,264
Grand Rapids Pub. Schools:
Series 2016:
5% 5/1/30 (FSA Insured)	3,400	4,063
5% 5/1/31 (FSA Insured)	4,855	5,799
5% 5/1/32 (FSA Insured)	730	871
5% 5/1/33 (FSA Insured)	3,030	3,613
Series 2017:
5% 5/1/27 (FSA Insured)	1,310	1,638
5% 5/1/29 (FSA Insured)	1,890	2,331
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/27	3,275	3,897
5% 5/15/28	2,475	2,942
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/22	3,310	3,514
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/21	630	648
Lake Orion Cmnty. School District Series 2019, 5% 5/1/29	1,685	2,199
Lansing Board of Wtr. & Lt. Util. Rev. Bonds Series 2021 B, 2%, tender 7/1/26 (a)	5,650	5,972
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series 2016 I:
5% 10/15/34	16,710	20,197
5% 4/15/35	2,720	3,281
Michigan Fin. Auth. Rev.:
(Detroit Wtr. and Sewage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj.) Series 2014 C3, 5% 7/1/22 (FSA Insured)	4,850	5,136
(Trinity Health Proj.) Series 2017:
5% 12/1/23	1,655	1,858
5% 12/1/24	1,700	1,977
5% 12/1/25	2,915	3,500
5% 12/1/26	1,270	1,570
5% 12/1/27	1,215	1,539
5% 12/1/28	1,940	2,439
Bonds Series 2019 MI2, 5%, tender 2/1/25(a)	10,655	12,366
Series 2012 A:
5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	2,235	2,360
5% 6/1/39 (Pre-Refunded to 6/1/22 @ 100)	4,790	5,058
Series 2012:
5% 11/15/36	6,895	7,372
5% 11/15/42	1,515	1,615
Series 2013:
5% 8/15/28	5,425	5,943
5% 8/15/29	1,940	2,119
Series 2015 D1:
5% 7/1/27	415	490
5% 7/1/29	970	1,141
5% 7/1/31	1,165	1,370
5% 7/1/32	970	1,140
5% 7/1/33	825	969
Series 2016:
5% 11/15/30	4,480	5,421
5% 11/15/32	1,210	1,455
Series 2020 A:
5% 6/1/30	775	1,017
5% 6/1/31	1,005	1,325
5% 6/1/32	970	1,270
5% 6/1/33	1,745	2,270
Michigan Gen. Oblig. Series 2016, 5% 3/15/27	3,230	4,035
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2008 C:
5% 12/1/24	1,455	1,692
5% 12/1/25	1,260	1,513
5% 12/1/26	1,940	2,398
5% 12/1/27	1,295	1,642
5% 12/1/28	2,040	2,565
Bonds:
(Ascension Health Cr. Group Proj.) Series F5, 2.4%, tender 3/15/23 (a)	6,020	6,253
Series 2010 F3, 4%, tender 7/1/24 (a)	23,785	26,272
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series A, 3.5% 12/1/50	3,975	4,401
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds:
(Consumer Energy Co. Proj.) Series 2019, 1.8%, tender 10/1/24 (a)(b)	8,110	8,323
Series 2008 ET2, 1.45%, tender 9/1/21 (a)	9,710	9,757
Series CC, 1.45%, tender 9/1/21 (a)	1,130	1,135
Michigan Trunk Line Fund Rev. Series 2020 B, 5% 11/15/36	26,785	35,146
Portage Pub. Schools Series 2016:
5% 11/1/27	1,215	1,477
5% 11/1/29	3,080	3,723
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D:
5% 9/1/22	970	1,033
5% 9/1/24	1,940	2,193
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J:
5% 7/1/28	565	712
5% 7/1/29	1,000	1,281
5% 7/1/30	425	553
5% 7/1/31	495	643
5% 7/1/32	545	705
5% 7/1/33	595	766
5% 7/1/34	385	494
5% 7/1/35	400	512
Utica Cmnty. Schools Series 2019:
5% 5/1/30	1,650	2,133
5% 5/1/31	1,400	1,800
5% 5/1/32	2,300	2,947
5% 5/1/33	1,875	2,391
5% 5/1/34	2,450	3,110
Warren Consolidated School District Series 2016:
5% 5/1/30	4,415	5,356
5% 5/1/31	4,660	5,648
5% 5/1/32	4,955	6,000
Wayne County Arpt. Auth. Rev.:
Series 2017 A:
5% 12/1/21	460	474
5% 12/1/29	245	303
5% 12/1/30	380	468
5% 12/1/31	390	478
5% 12/1/36	535	644
Series 2017 B:
5% 12/1/29 (b)	685	837
5% 12/1/30 (b)	485	589
5% 12/1/31 (b)	525	636
5% 12/1/33 (b)	375	451
5% 12/1/36 (b)	810	967
Series 2017 C:
5% 12/1/22	1,940	2,092
5% 12/1/23	2,185	2,450
5% 12/1/24	2,305	2,671
5% 12/1/25	2,150	2,565
5% 12/1/26	1,455	1,782
5% 12/1/27	1,460	1,827

TOTAL MICHIGAN		339,323

Minnesota - 0.2%
Maple Grove Health Care Sys. Rev. Series 2015, 5% 9/1/26	1,940	2,234
Minnesota Gen. Oblig. Series 2019 B, 5% 8/1/28	2,300	2,984
Minnesota Hsg. Fin. Agcy. Series 2021, 3% 7/1/51	2,370	2,600
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/40 (Pre-Refunded to 11/15/25 @ 100)	1,410	1,693
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (a)(c)	6,955	7,461
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series 2014 A, 5% 1/1/24	1,000	1,127

TOTAL MINNESOTA		18,099

Mississippi - 0.4%
Mississippi Gen. Oblig. Series 2017 A, 5% 10/1/30	5,340	6,653
Mississippi Hosp. Equip. & Facilities Auth.:
(Forrest County Gen. Hosp. Rfdg. Proj.):
Series 2019 A:
5% 1/1/30	500	635
5% 1/1/31	1,500	1,894
5% 1/1/32	1,750	2,200
5% 1/1/34	1,065	1,328
5% 1/1/35	2,000	2,487
Series 2019 B:
5% 1/1/23	445	480
5% 1/1/25	500	575
5% 1/1/26	700	829
5% 1/1/27	1,245	1,509
5% 1/1/28	500	617
5% 1/1/29	510	641
5% 1/1/30	595	756
Bonds:
Series 2020 A2, 0.65%, tender 9/1/21 (a)	6,240	6,242
Series II, 5%, tender 3/1/27 (a)	3,025	3,603
Series IV:
5% 10/1/34	1,435	1,794
5% 10/1/38	1,675	2,069
5% 10/1/39	1,000	1,232

TOTAL MISSISSIPPI		35,544

Missouri - 0.5%
Cape Girardeau County Indl. Dev. Auth.:
(South Eastern Health Proj.) Series 2017 A, 5% 3/1/27	970	1,100
(Southeast Hosp. Proj.) Series 2017 A, 5% 3/1/36	1,215	1,306
Kansas City Santn Swr. Sys. R Series 2018 B:
5% 1/1/24	660	744
5% 1/1/29	550	695
5% 1/1/31	415	520
5% 1/1/34	380	472
Kansas City Indl. Dev. Auth. (Kansas City Int'l. Arpt. Term. Modernization Proj.) Series 2020 A, 4% 3/1/40 (b)	9,950	11,328
Missouri Health & Edl. Facilities Rev.:
Series 2015 B:
4% 2/1/40	680	733
5% 2/1/30	2,395	2,787
5% 2/1/32	2,645	3,060
5% 2/1/36	2,145	2,454
5% 2/1/45	3,495	3,957
Series 2016:
5% 5/15/29	970	1,146
5% 5/15/30	970	1,139
5% 5/15/31	970	1,136
5% 5/15/36	2,915	3,366
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	1,215	1,351
Saint Louis Arpt. Rev. Series 2019 C, 5% 7/1/30	3,660	4,617
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev.:
Series 2017, 5% 9/1/48	4,560	5,024
Series 2018 A, 5.125% 9/1/48	2,210	2,443

TOTAL MISSOURI		49,378

Montana - 0.2%
Montana Board Hsg. Single Family:
Series 2017 A, 4% 12/1/47 (b)	1,260	1,331
Series 2019 B, 4% 6/1/50	645	731
Montana Facility Fin. Auth. Series 2018 B, 5% 7/1/31	1,170	1,388
Montana Facility Fin. Auth. Rev. Series 2016:
5% 2/15/22	1,260	1,309
5% 2/15/23	1,990	2,155
5% 2/15/24	2,080	2,332
5% 2/15/25	1,940	2,243
5% 2/15/26	3,105	3,693

TOTAL MONTANA		15,182

Nebraska - 0.6%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (a)	15,350	17,425
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2019 B, 4% 9/1/49 (b)	3,390	3,729
Series 2019 E, 3.75% 9/1/49 (b)	4,015	4,344
Series 2020 A, 3.5% 9/1/50	3,235	3,584
Series A, 3% 9/1/45	6,515	7,140
Nebraska Pub. Pwr. District Rev.:
Bonds Series 2020 A, 0.6%, tender 7/1/23 (a)	5,145	5,161
Series 2016 B:
5% 1/1/31	3,885	4,627
5% 1/1/34	4,235	5,028
5% 1/1/36	5,135	6,076

TOTAL NEBRASKA		57,114

Nevada - 1.2%
Carson City Hosp. Rev. (Carson Tahoe Hosp. Proj.):
Series 2017 5% 9/1/32	725	870
Series 2017:
5% 9/1/24	730	831
5% 9/1/28	445	545
5% 9/1/30	730	882
5% 9/1/34	740	883
Clark County Arpt. Rev.:
Series 2014 A2, 5% 7/1/28	1,440	1,653
Series 2017 C, 5% 7/1/21 (b)	9,460	9,567
Series 2019 A:
5% 7/1/23	8,335	9,205
5% 7/1/26	2,965	3,607
Series 2019 D, 5% 7/1/24	3,985	4,564
Clark County School District:
Series 2016 A:
5% 6/15/21	2,575	2,599
5% 6/15/23	2,250	2,480
Series 2017 A:
5% 6/15/25	5,770	6,795
5% 6/15/26	5,000	6,053
Series 2018 B, 5% 6/15/35	8,000	9,828
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2012 B:
5% 6/1/22	970	1,025
5% 6/1/23	1,940	2,048
5% 6/1/24	1,940	2,047
5% 6/1/25	1,020	1,076
Series 2016 A:
5% 6/1/32	2,815	3,393
5% 6/1/33	4,855	5,838
5% 6/1/34	5,145	6,187
Nevada Gen. Oblig. Series 2013 D1, 5% 3/1/25	2,745	2,991
Nevada Hsg. Division Single Family Mtg. Rev. Series 2019 B, 4% 10/1/49	2,000	2,227
Tahoe-Douglas Visitors Auth. Series 2020:
5% 7/1/28	1,500	1,783
5% 7/1/31	2,395	2,849
5% 7/1/35	1,825	2,110
5% 7/1/40	1,000	1,140
Washoe County Gas Facilities Rev. Bonds:
Series 2016 F, 2.05%, tender 4/15/22 (a)(b)	12,400	12,597
Series 2016, 2.05%, tender 4/15/22 (a)(b)	7,400	7,517

TOTAL NEVADA		115,190

New Hampshire - 1.0%
Nat'l. Fin. Auth. Solid Bonds (Waste Mgmt., Inc. Proj.):
Series 2019 A1, 2.15%, tender 7/1/24 (a)(b)	1,500	1,567
Series 2019 A2, 2.15%, tender 7/1/24 (a)(b)	2,955	3,088
Series 2019 A3, 2.15%, tender 7/1/24 (a)(b)	7,545	7,884
Series 2020 A3, 0.2%, tender 6/1/21 (a)(b)	30,000	29,990
Nat'l. Finnance Auth. Series 2020 1, 4.125% 1/20/34	9,747	11,296
New Hampshire Health & Ed. Facilities Auth.:
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A, 5% 8/1/30	1,190	1,448
(Partners Healthcare Sys., Inc. Proj.) Series 2017:
5% 7/1/24	1,335	1,529
5% 7/1/30	2,360	2,941
Series 2017:
5% 7/1/36	2,105	2,472
5% 7/1/44	1,830	2,115
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2012:
4% 7/1/22	1,310	1,363
5% 7/1/26	1,245	1,305
Series 2013 A, 5% 10/1/43 (Pre-Refunded to 10/1/22 @ 100)	2,360	2,528
Series 2016:
4% 10/1/38	800	867
5% 10/1/26	4,560	5,466
5% 10/1/27	4,860	5,804
5% 10/1/28	1,940	2,302
5% 10/1/30	7,070	8,296
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/22	2,185	2,272
5% 2/1/23	2,150	2,235
5% 2/1/24	1,725	1,791

TOTAL NEW HAMPSHIRE		98,559

New Jersey - 4.4%
Bayonne Gen. Oblig. Series 2016:
5% 7/1/31 (Build America Mutual Assurance Insured)	1,430	1,714
5% 7/1/32 (Build America Mutual Assurance Insured)	970	1,162
5% 7/1/33 (Build America Mutual Assurance Insured)	970	1,161
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/24	1,940	2,178
5% 2/15/25	970	1,087
5% 2/15/29	1,350	1,494
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (c)	1,535	1,507
Series A:
5% 11/1/34	5,150	6,333
5% 11/1/35	8,205	10,045
5% 11/1/36	5,010	6,103
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (c)	1,435	1,418
(Provident Montclair Proj.) Series 2017:
5% 6/1/25 (FSA Insured)	975	1,140
5% 6/1/27 (FSA Insured)	1,360	1,673
5% 6/1/28 (FSA Insured)	1,940	2,370
5% 6/1/29 (FSA Insured)	1,455	1,760
Series 2013:
5% 3/1/23	9,030	9,834
5% 3/1/24	12,430	13,463
5% 3/1/25	1,360	1,472
Series 2015 XX, 5% 6/15/26	19,420	22,616
Series 2018 EEE, 5% 6/15/30	2,170	2,691
Series 2019:
5.25% 9/1/25 (c)	3,395	3,995
5.25% 9/1/26 (c)	3,200	3,858
New Jersey Edl. Facility Series 2016 A, 5% 7/1/29	1,820	2,152
New Jersey Envir. Infrastructure Trust:
Series 2016 A R1, 5% 9/1/25	2,065	2,473
Series 2016 A R2, 5% 9/1/25	3,010	3,604
New Jersey Gen. Oblig. Series 2020 A:
4% 6/1/30	5,805	7,034
4% 6/1/31	2,185	2,669
4% 6/1/32	1,470	1,807
5% 6/1/25	8,080	9,507
5% 6/1/26	10,480	12,661
5% 6/1/29	6,530	8,348
New Jersey Health Care Facilities Fing. Auth. Rev.:
Bonds:
Series 2019 B1, 5%, tender 7/1/24 (a)	8,215	9,354
Series 2019 B2, 5%, tender 7/1/25 (a)	10,070	11,825
Series 2012 A, 5% 7/1/24	1,505	1,593
Series 2016 A:
5% 7/1/21	285	288
5% 7/1/22	770	812
5% 7/1/23	2,940	3,221
5% 7/1/24	790	895
5% 7/1/25	855	999
5% 7/1/26	285	342
5% 7/1/27	425	508
5% 7/1/28	440	535
5% 7/1/28	1,185	1,408
5% 7/1/28	1,265	1,503
5% 7/1/33	1,465	1,760
Series 2016, 5% 7/1/41	3,665	4,248
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2017 1A:
5% 12/1/22 (b)	1,285	1,383
5% 12/1/24 (b)	3,420	3,939
Series 2017 1B, 5% 12/1/21 (b)	1,365	1,407
Series 2019 A:
5% 12/1/21	1,070	1,104
5% 12/1/22	1,520	1,638
5% 12/1/23	1,810	2,029
5% 12/1/24	1,045	1,210
5% 12/1/25	1,925	2,290
Series 2020:
5% 12/1/24 (b)	1,925	2,217
5% 12/1/24 (b)	1,000	1,152
5% 12/1/25 (b)	2,675	3,162
5% 12/1/25 (b)	3,900	4,610
5% 12/1/26 (b)	3,100	3,741
5% 12/1/28 (b)	1,225	1,517
New Jersey Tpk. Auth. Tpk. Rev. Series D, 5% 1/1/28	4,740	5,757
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA:
5% 6/15/30	3,500	4,340
5% 6/15/31	2,250	2,777
5% 6/15/32	5,660	6,960
Series 2010 A:
0% 12/15/27	13,270	11,826
0% 12/15/28	3,025	2,613
Series 2012 AA:
5% 6/15/23	7,285	7,679
5% 6/15/24	11,655	12,269
Series 2014 AA:
5% 6/15/25	12,140	13,758
5% 6/15/26	7,285	8,244
Series 2016 A, 5% 6/15/27	14,620	17,472
Series 2016 A-2, 5% 6/15/23	2,700	2,970
Series 2018 A:
5% 6/15/22	2,200	2,324
5% 12/15/33	6,395	7,821
5% 12/15/34	5,070	6,185
Series A:
5% 12/15/24	4,675	5,404
5% 12/15/25	4,380	5,208
5% 12/15/26	6,900	8,389
5% 12/15/27	12,250	15,163
5% 12/15/28	4,270	5,365
5% 6/15/30	1,125	1,312
5% 12/15/30	885	1,112
5% 12/15/31	4,720	5,890
Series AA:
4% 6/15/36	1,550	1,773
4% 6/15/37	2,150	2,450
4% 6/15/39	1,960	2,222
4% 6/15/50	12,290	13,651
5% 6/15/24	7,500	8,223
5% 6/15/29	2,390	2,502
5% 6/15/35	2,010	2,512
5% 6/15/36	2,270	2,827
5% 6/15/38	1,930	2,387
5% 6/15/50	2,750	3,319

TOTAL NEW JERSEY		422,723

New Mexico - 0.1%
New Mexico Hosp. Equip. Ln. Council Rev. Bonds Series 2019 B, 5%, tender 8/1/25 (a)	8,245	9,730
New Mexico Mtg. Fin. Auth. Series 2019 D, 3.75% 1/1/50	2,755	3,048
Santa Fe Retirement Fac.:
Series 2019 A, 2.25% 5/15/24	205	205
Series 2019 B1, 2.625% 5/15/25	345	346

TOTAL NEW MEXICO		13,329

New York - 5.5%
Dorm. Auth. New York Univ. Rev. Series 2016 A:
5% 7/1/23	1,090	1,198
5% 7/1/25	2,430	2,844
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A:
5% 2/15/32	3,885	4,656
5% 2/15/35	7,285	8,666
Long Island Pwr. Auth. Elec. Sys. Rev.:
Bonds Series 2019 B, 1.65%, tender 9/1/24 (a)	17,685	18,276
Series 2016 B:
5% 9/1/22	1,940	2,070
5% 9/1/23	1,455	1,620
5% 9/1/24	1,310	1,512
Series 2021, 1% 9/1/25	28,250	28,542
Monroe County Indl. Dev. Corp.:
(St. Ann's Cmnty. Proj.) Series 2019, 4% 1/1/30	1,885	2,024
(St. Anns Cmnty. Proj.) Series 2019:
5% 1/1/40	2,145	2,343
5% 1/1/50	1,510	1,633
Series 2015 A, 5% 7/1/25	2,375	2,817
MTA Hudson Rail Yards Trust Oblig. Series 2016 A:
5% 11/15/51	12,380	12,676
5% 11/15/56	11,925	12,938
New York City Gen. Oblig.:
Series 2014 J, 5% 8/1/22	3,140	3,340
Series 2015 A, 5% 8/1/22	1,985	2,111
Series 2015 C, 5% 8/1/27	2,965	3,464
Series 2016 A, 5% 8/1/22	4,490	4,776
Series 2021 A1, 5% 8/1/33	2,000	2,592
Series 2021 B1, 5% 11/1/32	5,800	7,595
Series 2021 F1:
5% 3/1/23	1,445	1,575
5% 3/1/50	1,725	2,158
Series C:
5% 8/1/29	6,945	9,004
5% 8/1/33	2,500	3,240
5% 8/1/34	3,310	4,264
Series F1, 5% 3/1/26	1,010	1,100
New York City Health & Hosp. Corp. Rev. Series A, 5% 2/15/25	3,640	4,249
New York City Transitional Fin. Auth. Rev.:
Series 2012 A, 5% 11/1/21	5,300	5,449
Series 2018 C2, 5% 5/1/32	9,175	11,521
Series 2019 A, 5% 8/1/35	7,520	9,328
Series 2019 B1:
5% 8/1/34	3,300	4,103
5% 8/1/35	8,400	10,419
Series 2021 F1:
5% 11/1/23 (e)	6,565	7,365
5% 11/1/24 (e)	12,785	14,868
5% 11/1/25(e)	16,245	19,515
Series C:
4% 5/1/35	3,000	3,564
4% 5/1/36	5,000	5,913
New York Convention Ctr. Dev. Corp. Rev. Series 2015:
5% 11/15/27	1,330	1,547
5% 11/15/40	3,915	4,433
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	12,970	13,681
New York Dorm. Auth. Personal Income Tax Rev. Series 2014 A, 5% 2/15/26	1,025	1,160
New York Dorm. Auth. Rev. Bonds:
Series 2019 B1, 5%, tender 5/1/22 (a)	4,460	4,579
Series 2019 B2, 5%, tender 5/1/24 (a)	3,675	4,103
Series 2019 B3, 5%, tender 5/1/26 (a)	4,055	4,818
New York Dorm. Auth. Sales Tax Rev. Series 2018 C, 5% 3/15/32	13,810	17,184
New York Metropolitan Trans. Auth. Rev.:
Series 2015 C, 5% 11/15/30	1,000	1,159
Series 2015 D1, 5% 11/15/33	4,015	4,622
Series 2015 F, 5% 11/15/22	750	804
Series 2017 A1, 5% 11/15/31	2,000	2,388
Series 2017 C-2, 0% 11/15/33	9,795	6,940
Series 2017 C1:
5% 11/15/26	5,975	7,231
5% 11/15/27	4,435	5,461
5% 11/15/30	4,315	5,269
5% 11/15/33	6,955	8,397
Series 2017 D, 5% 11/15/33	6,725	8,119
Series 2020 A, 4% 2/1/22	3,400	3,492
Series 2020 A1, 5% 11/15/49	4,490	5,389
Series 2020 C1, 5.25% 11/15/55	2,500	3,041
Series 2020 D:
4% 11/15/47	16,195	17,946
5% 11/15/43	2,500	3,055
Series 2020 E, 4% 11/15/45	1,000	1,115
New York State Envir. Facilities Corp. Rev. (Master Fing. Prog.) Series 2013 B, 5% 5/15/26	1,000	1,100
New York State Hsg. Fin. Agcy. Rev.:
Series 2021 A, 0.75% 11/1/25	3,920	3,918
Series 2021 B:
0.5% 5/1/24	3,515	3,515
0.55% 11/1/24	4,735	4,734
New York State Mtg. Agcy. Homeowner Mtg.:
Series 2021 232, 5% 10/1/21 (b)	225	230
Series 221, 3.5% 10/1/32 (b)	1,425	1,552
New York State Urban Dev. Corp. Series 2020 C:
5% 3/15/36	31,140	39,859
5% 3/15/47	6,790	8,426
New York Trans. Dev. Corp.:
(Laguardia Arpt. Term. Redev. Proj.) Series 2016 A, 5% 7/1/41 (b)	8,155	9,135
(Term. 4 JFK Int'l. Arpt. Proj.):
Series 2020 A, 5% 12/1/28 (b)	1,220	1,492
Series 2020 C:
4% 12/1/39	1,350	1,506
4% 12/1/40	1,500	1,673
4% 12/1/41	1,450	1,617
4% 12/1/42	1,400	1,558
5% 12/1/28	950	1,177
5% 12/1/29	950	1,191
5% 12/1/30	750	952
5% 12/1/31	950	1,198
5% 12/1/32	1,125	1,403
5% 12/1/33	1,200	1,492
5% 12/1/34	1,600	1,981
5% 12/1/35	1,500	1,861
5% 12/1/36	1,700	2,097
5% 12/1/37	1,755	2,161
5% 12/1/38	1,500	1,844
Series 2016 A, 5.25% 1/1/50 (b)	13,305	14,982
New York Urban Dev. Corp. Rev.:
Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	2,745	3,340
Series 2017 A, 5% 3/15/22	2,215	2,317
Oneida County Local Dev. Corp. Rev. (Mohawk Valley Health Sys. Proj.) Series 2019 A:
4% 12/1/34 (FSA Insured)	1,000	1,148
4% 12/1/35 (FSA Insured)	1,500	1,716
4% 12/1/36 (FSA Insured)	1,635	1,864
Onondaga Civic Dev. Corp. (Syracuse Univ. Proj.) Series 2020 A:
5% 12/1/32	1,250	1,628
5% 12/1/34	2,300	2,974
Suffolk County Econ. Dev. Corp. Rev. Series 2021:
5.125% 11/1/41 (c)	1,360	1,373
5.375% 11/1/54 (c)	2,155	2,175
Triborough Bridge & Tunnel Auth. Revs. Series 2013 A:
5% 11/15/23	2,915	3,272
5% 11/15/24	3,885	4,353

TOTAL NEW YORK		520,075

New York And New Jersey - 0.0%
Port Auth. of New York & New Jersey Series 193, 5% 10/15/29 (b)	3,650	4,286
North Carolina - 0.9%
Nash Health Care Sys. Health Care Facilities Rev. Series 2012, 5% 11/1/41	3,340	3,419
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/27 (Escrowed to Maturity)	395	497
5% 10/1/47 (Pre-Refunded to 10/1/27 @ 100)	3,320	4,176
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. Series 2021:
4% 5/1/32	1,000	1,208
4% 5/1/33	1,000	1,200
4% 5/1/34	900	1,074
5% 5/1/26	275	331
5% 5/1/27	400	492
5% 5/1/28	415	519
5% 5/1/29	525	670
5% 5/1/30	560	722
North Carolina Grant Anticipation Rev. Series 2017:
5% 3/1/22	11,015	11,500
5% 3/1/23	9,715	10,582
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds:
Series 2019 B, 2.2%, tender 12/1/22 (a)	9,865	10,076
Series 2019 C, 2.55%, tender 6/1/26 (a)	17,085	18,278
North Carolina Med. Care Commission Hosp. Rev.:
Bonds Series 2021 B, 5%, tender 2/1/26 (a)	3,100	3,738
Series 2021 A, 5% 2/1/25	185	216
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2020 A:
5% 5/1/26 (b)	3,950	4,779
5% 5/1/27 (b)	1,500	1,858
5% 5/1/28 (b)	1,875	2,367
5% 5/1/29 (b)	1,500	1,925
5% 5/1/30 (b)	1,320	1,720
5% 5/1/31 (b)	1,350	1,748
5% 5/1/32 (b)	1,100	1,418

TOTAL NORTH CAROLINA		84,513

Ohio - 1.7%
Akron Bath Copley Hosp. District Rev. Series 2020:
4% 11/15/34	970	1,119
4% 11/15/35	1,000	1,149
4% 11/15/36	1,000	1,147
5% 11/15/32	700	883
Allen County Hosp. Facilities Rev.:
Bonds (Mercy Health) Series 2017 B, 5%, tender 5/5/22 (a)	2,670	2,803
Series 2020 A:
5% 12/1/29	2,290	2,999
5% 12/1/30	2,290	2,982
American Muni. Pwr., Inc. Rev.:
(Amp Freemont Energy Ctr. Proj.):
Series 2012 B:
5% 2/15/22	1,945	2,024
5% 2/15/23 (Pre-Refunded to 2/15/22 @ 100)	2,110	2,199
Series 2012, 5% 2/15/24 (Pre-Refunded to 2/15/22 @ 100)	1,940	2,022
Bonds Series 2019 A, 2.3%, tender 2/15/22 (a)	12,100	12,188
Series 2012 B, 5% 2/15/42	1,365	1,413
Series 2017 A, 5% 2/15/36	5,000	6,103
Cleveland Arpt. Sys. Rev. Series 2016 A:
5% 1/1/26 (FSA Insured)	970	1,124
5% 1/1/28 (FSA Insured)	1,480	1,708
5% 1/1/29 (FSA Insured)	2,165	2,494
5% 1/1/30 (FSA Insured)	1,940	2,225
Cleveland Wtr. Rev. Series 2012 A:
5% 1/1/26 (Pre-Refunded to 1/1/22 @ 100)	1,215	1,259
5% 1/1/27 (Pre-Refunded to 1/1/22 @ 100)	1,455	1,508
Columbus City School District Series 2016 A, 5% 12/1/32	1,770	2,132
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/25	2,395	2,561
5% 6/15/26	2,515	2,681
5% 6/15/27	2,640	2,804
5% 6/15/28	2,770	2,931
Franklin County Convention Facilities Authorities (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/33	2,000	2,483
5% 12/1/35	1,000	1,234
5% 12/1/36	1,180	1,451
Franklin County Hosp. Facilities Rev. Series 2016 C:
5% 11/1/25	1,940	2,319
5% 11/1/26	2,040	2,508
Hamilton County HealthCare Facilities Rev. Series 2012, 5.25% 6/1/26	2,590	2,711
Lake County Hosp. Facilities Rev. Series 2015, 5% 8/15/27	2,195	2,559
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (a)	19,980	23,161
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37 (Pre-Refunded to 11/15/21 @ 100)	4,465	4,638
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/31	1,000	1,251
5% 8/1/32	1,000	1,247
5% 8/1/33	1,000	1,242
Miami Univ. Series 2020 A:
5% 9/1/30	140	186
5% 9/1/31	950	1,253
5% 9/1/33	1,770	2,313
5% 9/1/34	2,500	3,256
Montgomery County Hosp. Rev. (Kettering Health Network Obligated Group Proj.)) Series 2021, 5% 8/1/26	560	682
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/27	5,715	6,039
Ohio Hosp. Facilities Rev. Series 2017 A:
5% 1/1/27	2,495	3,092
5% 1/1/29	4,855	6,144
Ohio Hosp. Rev. Series 2020 A, 4% 1/15/50	1,580	1,786
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	895	1,010
Ohio State Univ. Gen. Receipts (Multiyear Debt Issuance Prog.) Series 2020 A:
5% 12/1/29	10,000	13,133
5% 12/1/30	1,000	1,338
Scioto County Hosp. Facilities Rev.:
Series 2016, 5% 2/15/29	2,250	2,653
Series 2019, 5% 2/15/29	5,500	6,289
Wood County Hosp. Facilities Rev. (Wood County Hosp. Assoc. Proj.) Series 2012:
5% 12/1/32 (Pre-Refunded to 12/1/32 @ 100)	690	703
5% 12/1/42 (Pre-Refunded to 12/1/42 @ 100)	875	882

TOTAL OHIO		160,021

Oklahoma - 0.6%
Canadian Cny Edl. Facilities Auth. (Mustang Pub. Schools Proj.) Series 2017, 5% 9/1/26	2,015	2,469
Grand River Dam Auth. Rev. Series 2014 A:
5% 6/1/27	1,165	1,323
5% 6/1/28	1,455	1,652
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/25	1,020	1,220
5% 10/1/26	1,455	1,736
5% 10/1/27	1,155	1,374
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B:
5% 8/15/27	970	1,176
5% 8/15/28	970	1,196
5% 8/15/29	410	505
Oklahoma Dev. Fin. Auth. Rev.:
(Oklahoma City Univ. Proj.) Series 2019:
4% 8/1/33	2,645	2,874
4% 8/1/34	2,755	2,979
5% 8/1/24	590	654
5% 8/1/25	930	1,052
5% 8/1/26	540	623
5% 8/1/27	680	798
5% 8/1/28	725	862
5% 8/1/29	755	905
5% 8/1/30	1,370	1,629
(Saint John Health Sys. Proj.) Series 2012:
5% 2/15/23 (Pre-Refunded to 2/15/22 @ 100)	3,010	3,136
5% 2/15/42 (Pre-Refunded to 2/15/22 @ 100)	6,975	7,267
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev.:
Series 2014 A:
5% 1/1/26	1,650	1,913
5% 1/1/27	5,825	6,735
5% 1/1/28	1,940	2,238
5% 1/1/29	1,525	1,759
Series 2014 B, 5% 1/1/27	2,085	2,411
Oklahoma Tpk. Auth. Tpk. Rev. Series 2017 D, 5% 1/1/25	2,000	2,333

TOTAL OKLAHOMA		52,819

Oregon - 0.3%
Oregon Facilities Auth. Rev. (Legacy Health Proj.) Series 2016 A, 5% 6/1/22	900	948
Port of Portland Arpt. Rev.:
Series 23, 5% 7/1/27	1,475	1,746
Series 24 B:
5% 7/1/31 (b)	1,000	1,185
5% 7/1/32 (b)	2,795	3,303
Series 26 A:
5% 7/1/29	1,155	1,444
5% 7/1/33	785	1,006
Series 26 B, 5% 7/1/29	1,000	1,258
Series 26 C:
5% 7/1/25 (b)	800	939
5% 7/1/26 (b)	1,300	1,566
5% 7/1/27 (b)	1,090	1,341
Series 27 A, 5% 7/1/36 (b)	7,655	9,552
Washington, Multnomah & Yamhill County School District #1J Series 2017, 5% 6/15/30	2,915	3,604

TOTAL OREGON		27,892

Pennsylvania - 3.5%
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A:
5% 7/15/21	1,515	1,535
5% 7/15/22	1,715	1,821
5% 7/15/23	765	847
5% 7/15/24	2,300	2,645
5% 7/15/25	3,030	3,597
Bucks County Indl. Dev. Auth. Hosp. Rev. Series 2021:
5% 7/1/34	280	336
5% 7/1/35	1,100	1,318
5% 7/1/36	525	627
5% 7/1/37	1,180	1,403
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	4,210	4,294
Series B, 1.8%, tender 8/15/22 (a)	10,695	10,902
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	3,205	3,864
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,815	4,059
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A, 5% 10/1/23	330	355
Series 2016 A:
5% 10/1/28	1,385	1,558
5% 10/1/29	1,495	1,671
5% 10/1/32	4,670	5,165
5% 10/1/36	7,560	8,286
5% 10/1/40	3,490	3,803
Series 2019:
5% 9/1/30	1,250	1,582
5% 9/1/31	2,500	3,149
5% 9/1/33	1,370	1,712
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/22	1,940	2,019
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.):
Series 2019 A, 0.2%, tender 4/15/21 (a)(b)	500	500
Series 2019 B1, 0.2%, tender 4/15/21 (a)(b)	5,500	5,500
(Waste Mgmt., Inc. Proj.) Series 2010 B, 0.18%, tender 4/1/21 (a)	3,500	3,500
Series 2011, 2.15%, tender 7/1/24 (a)(b)	12,165	12,757
Pennsylvania Gen. Oblig.:
Series 2011, 5% 7/1/21	2,040	2,063
Series 2013, 5% 10/15/27	9,710	10,829
Series 2014, 5% 7/1/23	1,500	1,660
Series 2016, 5% 9/15/29	27,190	33,231
Series 2017 1, 5% 1/1/24	23,000	25,940
Series 2017, 5% 1/1/27	8,765	10,845
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Penn Health Systems Proj.):
Series 2017 A:
5% 8/15/28	1,215	1,524
5% 8/15/30	2,090	2,584
Series 2017, 5% 8/15/27	1,165	1,467
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of The City of Harrisburg Proj.) Series 2016 A:
5% 12/1/28	5,265	6,435
5% 12/1/28 (Pre-Refunded to 12/1/26 @ 100)	835	1,034
5% 12/1/33	3,405	4,132
5% 12/1/33 (Pre-Refunded to 12/1/26 @ 100)	895	1,108
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2013 A2:
5% 12/1/28	1,215	1,468
5% 12/1/33	1,215	1,528
Series 2017 A1:
5% 12/1/22	485	524
5% 12/1/23	535	603
5% 12/1/29	1,455	1,829
5% 12/1/34	970	1,198
Philadelphia Arpt. Rev.:
Series 2015 A:
5% 6/15/22 (b)	1,000	1,054
5% 6/15/23 (b)	1,510	1,659
5% 6/15/24 (b)	1,590	1,808
Series 2017 B:
5% 7/1/22 (b)	1,725	1,822
5% 7/1/26 (b)	2,950	3,542
5% 7/1/29 (b)	1,200	1,449
5% 7/1/30 (b)	1,720	2,065
5% 7/1/31 (b)	2,430	2,909
5% 7/1/35 (b)	800	948
Series 2020 A:
4% 7/1/35	2,000	2,352
4% 7/1/36	3,500	4,084
Philadelphia Auth. for Indl. Dev. Series 2020 C, 4% 11/1/22	250	263
Philadelphia Gas Works Rev. Series 15:
5% 8/1/23	970	1,072
5% 8/1/24	730	833
5% 8/1/25	775	911
Philadelphia Gen. Oblig.:
Series 2015 B:
5% 8/1/27	2,915	3,447
5% 8/1/29	10,165	11,971
5% 8/1/30	10,705	12,607
5% 8/1/31	11,280	13,279
Series 2019 A:
5% 8/1/21	1,835	1,862
5% 8/1/22	1,180	1,250
5% 8/1/23	1,910	2,111
5% 8/1/24	3,425	3,924
5% 8/1/26	3,225	3,929
Series 2019 B:
5% 2/1/22	250	259
5% 2/1/23	2,300	2,487
5% 2/1/24	100	113
5% 2/1/25	1,135	1,321
5% 2/1/26	1,180	1,417
5% 2/1/27	1,500	1,850
5% 2/1/28	2,250	2,831
5% 2/1/29	2,425	3,103
Philadelphia School District:
Series 2019 A, 5% 9/1/34	3,675	4,663
Series 2019 B, 5% 9/1/29	3,070	3,885
Series 2019 C, 5% 9/1/33	11,245	14,332
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.:
Series 2019 A, 5% 9/1/38 (FSA Insured)	570	712
Series 2019 B:
5% 9/1/31 (FSA Insured)	1,855	2,481
5% 9/1/33 (FSA Insured)	1,250	1,727
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A:
5% 6/1/38	2,890	3,605
5% 6/1/39	4,690	5,835
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2015 A, 5% 6/1/26	1,345	1,576

TOTAL PENNSYLVANIA		332,155

Rhode Island - 0.5%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	6,625	7,465
5% 9/1/36	320	357
Series 2016, 5% 5/15/39	5,475	6,235
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2015, 5% 5/15/25 (FSA Insured)	7,985	9,325
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	2,345	2,601
Rhode Island Student Ln. Auth. Student Ln. Rev. Series A:
3.5% 12/1/34 (b)	2,290	2,361
4% 12/1/26 (b)	1,980	2,180
4% 12/1/27 (b)	1,735	1,900
5% 12/1/29 (b)	1,650	2,056
Tobacco Settlement Fing. Corp. Series 2015 A:
5% 6/1/24	5,085	5,800
5% 6/1/27	1,770	2,076
5% 6/1/28	2,330	2,716

TOTAL RHODE ISLAND		45,072

South Carolina - 1.6%
Beaufort-Jasper Wtr. & Swr. Sys. Series 2016 B:
5% 3/1/22	970	1,013
5% 3/1/24	970	1,101
5% 3/1/25	970	1,140
Patriots Energy Group Fing. Agcy. Bonds Series 2018 A, 4%, tender 2/1/24 (a)	6,900	7,532
Richland County Gen. Oblig. Series 2021 A, 5% 3/1/25	8,860	10,432
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/27	3,885	4,450
5% 12/1/29	3,155	3,586
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev.:
Series 2019 A, 4% 1/1/50	3,305	3,718
Series 2020 A, 4% 7/1/50	2,995	3,390
South Carolina Jobs-Econ. Dev. Auth.:
(Anmed Health Proj.) Series 2016:
5% 2/1/22	2,135	2,218
5% 2/1/24	970	1,089
5% 2/1/26	1,650	1,967
(Anmed Heath Proj.) Series 2016, 5% 2/1/25	1,700	1,971
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2013, 5% 11/1/28 (Pre-Refunded to 11/1/22 @ 100)	3,100	3,335
South Carolina Ports Auth. Ports Rev.:
Series 2015 (AMT), 5% 7/1/45 (Pre-Refunded to 7/1/25 @ 100) (b)	1,000	1,183
Series 2018:
5% 7/1/28 (b)	2,235	2,813
5% 7/1/30 (b)	4,790	5,936
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 E, 5.5% 12/1/53	6,335	7,081
Series 2014 A:
5% 12/1/49	12,620	14,103
5.5% 12/1/54	17,285	19,547
Series 2014 C:
5% 12/1/25	3,885	4,501
5% 12/1/26	3,885	4,486
5% 12/1/27	3,010	3,471
5% 12/1/46	3,540	4,021
Series 2015 C, 5% 12/1/22	3,740	4,030
Series 2016 B:
5% 12/1/35	6,250	7,558
5% 12/1/36	9,330	11,256
Series A:
4% 12/1/33	900	1,080
4% 12/1/34	2,000	2,392
4% 12/1/35	500	594
4% 12/1/37	2,000	2,357
5% 12/1/31	2,800	3,689
South Carolina Trans. Infrastructure Bank Rev. Series 2016 A, 5% 10/1/25	1,645	1,959

TOTAL SOUTH CAROLINA		148,999

South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Avera Health Proj.) Series 2017, 5% 7/1/23	970	1,069
Series 2014 B:
5% 11/1/24	1,200	1,390
5% 11/1/25	1,175	1,359
5% 11/1/26	195	225
Series 2017:
5% 7/1/24	435	497
5% 7/1/27	365	455
5% 7/1/33	1,700	2,055
5% 7/1/35	1,360	1,637
South Dakota Hsg. Dev. Auth. Series A, 3% 11/1/51	3,770	4,130

TOTAL SOUTH DAKOTA		12,817

Tennessee - 0.7%
Greeneville Health & Edl. Facilities Board Series 2018 A:
5% 7/1/29	970	1,195
5% 7/1/30	1,165	1,426
Knox County Health Edl. & Hsg. Facilities Board Rev.:
Series 2016:
5% 9/1/22	1,170	1,233
5% 9/1/24	995	1,137
Series 2017:
5% 4/1/24	970	1,093
5% 4/1/25	1,315	1,529
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2020 B:
5% 7/1/23 (b)	2,800	3,087
5% 7/1/25 (b)	1,000	1,177
Metropolitan Nashville Arpt. Auth. Rev. Series 2019 B, 5% 7/1/44 (b)	1,190	1,453
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series 2015 C, 5% 7/1/31 (Pre-Refunded to 7/1/25 @ 100)	3,370	4,010
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (a)	18,440	21,139
Tennessee Energy Acquisition Corp. Bonds:
(Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (a)	11,735	12,537
Series 2018, 4%, tender 11/1/25 (a)	10,670	12,105

TOTAL TENNESSEE		63,121

Texas - 12.6%
Arlington Spl. Tax Rev. Series 2018 C, 5% 2/15/45 (Build America Mutual Assurance Insured)	1,415	1,419
Austin Arpt. Sys. Rev.:
Series 2014:
5% 11/15/29 (b)	2,690	3,076
5% 11/15/34 (b)	1,750	1,990
Series 2019 B:
5% 11/15/27 (b)	1,500	1,864
5% 11/15/28 (b)	2,250	2,840
5% 11/15/29 (b)	1,500	1,919
Series 2019, 5% 11/15/22 (b)	1,225	1,316
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,295	1,291
Austin Elec. Util. Sys. Rev. Series 2012 A, 5% 11/15/23	1,455	1,570
Birdville Independent School District Series 2021, 5% 2/15/26	2,225	2,692
Brownsville Independent School District Series 2017, 4% 8/15/22	4,000	4,206
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/31	1,165	1,340
5% 1/1/32	970	1,112
5% 1/1/34	1,940	2,215
5% 1/1/40	5,340	6,032
Series 2016:
5% 1/1/31	2,305	2,686
5% 1/1/32	4,855	5,635
5% 1/1/35	3,240	3,735
5% 1/1/36	1,580	1,817
Series 2020 E:
4% 1/1/34	950	1,126
4% 1/1/36	750	882
5% 1/1/30	850	1,097
5% 1/1/32	800	1,021
5% 1/1/35	915	1,155
Series 2020 G:
4% 1/1/34	1,000	1,163
4% 1/1/35	1,000	1,159
4% 1/1/36	1,000	1,155
5% 1/1/28	500	621
5% 1/1/29	750	955
5% 1/1/30	670	854
5% 1/1/31	725	918
5% 1/1/32	870	1,097
Cypress-Fairbanks Independent School District:
Bonds Series 2017 A-2, 1.25%, tender 8/15/22 (a)	6,105	6,195
Series 2016:
5% 2/15/22	4,855	5,059
5% 2/15/23	4,855	5,288
5% 2/15/24	24,410	27,702
5% 2/15/25	20,810	24,458
5% 2/15/27	3,475	4,186
Series 2020 A, 5% 2/15/25	3,650	4,290
Dallas Area Rapid Transit Sales Tax Rev.:
Series 2007, 5.25% 12/1/29	7,135	9,544
Series 2020 A:
5% 12/1/22	285	308
5% 12/1/25	750	904
5% 12/1/26	1,000	1,240
Dallas County Util. and Reclamation District Series 2013, 5% 2/15/24	6,130	6,891
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2014 B:
5% 11/1/26 (b)	2,920	3,129
5% 11/1/27 (b)	1,245	1,333
5% 11/1/28 (b)	2,765	2,955
5% 11/1/30 (b)	5,280	5,635
5% 11/1/31 (b)	11,155	11,897
5% 11/1/32 (b)	14,110	15,038
5% 11/1/33 (b)	9,710	10,345
5% 11/1/34 (b)	2,295	2,445
Series 2020 A:
5% 11/1/30	3,090	4,079
5% 11/1/31	1,300	1,707
5% 11/1/32	2,000	2,615
5% 11/1/33	2,000	2,604
Series 2020 B, 4% 11/1/35	7,865	9,410
Dallas Gen. Oblig.:
Series 2012, 5% 2/15/23	4,295	4,471
Series 2014, 5% 2/15/24	5,770	6,536
Series 2019 B:
5% 2/15/30	4,080	5,262
5% 2/15/32	7,095	9,073
5% 2/15/33	7,585	9,649
Dallas Independent School District:
Bonds:
Series 2016, 5%, tender 2/15/22 (a)	60	63
Series 2019, 5%, tender 2/15/22 (a)	690	719
Series B6:
5%, tender 2/15/22 (a)	1,440	1,500
5%, tender 2/15/22 (a)	1,440	1,500
Series 2019:
5% 2/15/28	1,750	2,212
5% 2/15/29	2,355	2,987
5% 2/15/30	5,095	6,433
Series 2021:
4% 2/15/25	5,075	5,766
4% 2/15/26	2,455	2,861
Denton Independent School District:
Bonds Series 2014 B, 2%, tender 8/1/24 (a)	4,985	5,240
Series 2016, 0% 8/15/25	2,770	2,694
Series 2020, 3% 8/15/22	1,135	1,179
El Paso Gen. Oblig. Series 2019 A:
5% 8/15/30	5,100	6,532
5% 8/15/31	3,610	4,604
5% 8/15/32	3,620	4,597
5% 8/15/33	5,890	7,449
5% 8/15/34	2,945	3,702
Fort Bend Independent School District Bonds:
Series 2019 A, 1.95%, tender 8/1/22 (a)	2,690	2,754
Series D, 1.5%, tender 8/1/21 (a)	5,195	5,218
Fort Worth Gen. Oblig.:
Series 2016, 5% 3/1/27	5,755	6,942
Series 2020, 5% 3/1/29	4,200	5,452
Fort Worth Independent School District:
Series 2015, 5% 2/15/22	2,760	2,876
Series 2016, 5% 2/15/26	3,530	4,280
Grand Parkway Trans. Corp.:
Series 2013 C, 5.125% 10/1/43	2,430	2,577
Series 2018 A:
5% 10/1/31	4,965	6,214
5% 10/1/32	4,210	5,260
5% 10/1/33	6,420	8,010
5% 10/1/34	4,855	6,045
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Bonds:
Series 2019 B:
5%, tender 12/1/22 (a)	4,550	4,894
5%, tender 12/1/24 (a)	5,205	6,030
Series 2020 A, 0.9%, tender 5/15/25 (a)	5,000	5,002
Series 2019 A:
4% 10/1/35	1,750	2,057
4% 10/1/36	3,000	3,514
Harris County Gen. Oblig. Series 2012 C:
5% 8/15/24	1,045	1,111
5% 8/15/25	3,750	3,984
Houston Arpt. Sys. Rev.:
Series 2012 A, 5% 7/1/23 (Pre-Refunded to 7/1/22 @ 100) (b)	6,750	7,141
Series 2018 A:
5% 7/1/26 (b)	1,635	1,966
5% 7/1/27 (b)	2,180	2,677
5% 7/1/28 (b)	970	1,213
Series 2018 B:
5% 7/1/28	3,110	3,939
5% 7/1/29	12,140	15,214
5% 7/1/30	6,385	7,937
Series 2020 A:
4% 7/1/35 (b)	1,500	1,732
4% 7/1/39 (b)	1,895	2,159
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2019:
5% 9/1/29	1,000	1,188
5% 9/1/30	1,250	1,472
5% 9/1/31	1,650	1,931
5% 9/1/33	1,535	1,781
5% 9/1/34	1,250	1,444
5% 9/1/35	1,700	1,958
Houston Gen. Oblig. Series 2017 A:
5% 3/1/23	2,095	2,287
5% 3/1/24	9,710	11,026
5% 3/1/25	4,080	4,790
Houston Independent School District Bonds:
Series 2012, 4%, tender 6/1/23 (a)	8,500	9,186
Series 2014 A, 4%, tender 6/1/23 (a)	10,315	11,089
Houston Util. Sys. Rev.:
Series 2014 C, 5% 5/15/28	2,525	2,868
Series 2016 B, 5% 11/15/33	2,330	2,850
Series 2020 C:
5% 11/15/30	2,145	2,893
5% 11/15/31	2,500	3,344
5% 11/15/32	2,000	2,663
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/24	485	557
5% 10/15/26	680	818
5% 10/15/27	485	579
5% 10/15/29	630	741
5% 10/15/31	990	1,153
5% 10/15/35	1,425	1,645
5% 10/15/36	3,115	3,588
5% 10/15/39	1,215	1,392
5% 10/15/44	1,440	1,636
Love Field Arpt. Modernization Rev.:
Series 2015:
5% 11/1/30 (b)	1,360	1,598
5% 11/1/31 (b)	5,730	6,717
5% 11/1/35 (b)	1,700	1,977
Series 2017:
5% 11/1/26 (b)	1,000	1,211
5% 11/1/33 (b)	1,250	1,480
5% 11/1/34 (b)	2,925	3,455
5% 11/1/35 (b)	4,065	4,801
5% 11/1/36 (b)	5,170	6,092
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.):
Series 2018:
5% 5/15/32	4,565	5,702
5% 5/15/34	2,430	3,019
5% 5/15/36	2,430	2,995
Series 2019:
5% 5/15/32	1,500	1,906
5% 5/15/33	2,250	2,852
5% 5/15/34	2,250	2,842
5% 5/15/35	5,575	7,027
5% 5/15/36	1,075	1,350
(Lcra Transmission Svcs. Corp. Proj.) Series 2021, 5% 5/15/25	3,620	4,253
Series 2015 B:
5% 5/15/25	6,615	7,775
5% 5/15/27	2,915	3,408
5% 5/15/28	2,845	3,324
5% 5/15/29	8,255	9,622
Series 2015 D:
5% 5/15/22	825	870
5% 5/15/23	680	748
5% 5/15/24	1,445	1,647
5% 5/15/26	1,360	1,594
Series 2020, 5% 5/15/26	3,350	4,055
Midlothian Independent School District Bonds Series 2013 C, 2%, tender 8/1/24 (a)	4,160	4,357
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.):
Series 2020 A, 0.2%, tender 6/1/21 (a)(b)	14,000	13,995
Series 2020 B, 0.2%, tender 6/1/21 (a)(b)	18,500	18,494
New Hope Cultural Ed. Facilities (Cardinal Bay, Inc. Village On The Park/Carriage Inn Proj.) Series 2016 A1, 4% 7/1/36	1,125	1,045
New Hope Cultural Ed. Facilities Fin. Corp. (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/24	1,960	2,249
5% 8/15/25	2,430	2,879
5% 8/15/26	1,505	1,834
5% 8/15/27	1,565	1,956
5% 8/15/30	2,330	2,861
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A:
5% 4/1/27	2,135	2,510
5% 4/1/28	1,395	1,631
North East Texas Independent School District Bonds Series 2019, 2.2%, tender 8/1/24 (a)	4,310	4,510
North Harris County Reg'l. Wtr. Auth. Series 2013:
4% 12/15/23	995	1,056
4% 12/15/24	1,770	1,878
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/30	1,240	1,466
5% 1/1/33	1,280	1,542
(Sub Lien Proj.) Series 2017 B:
5% 1/1/30	470	556
5% 1/1/31	660	777
5% 1/1/32	2,915	3,505
Series 2014 A:
5% 1/1/23	1,735	1,875
5% 1/1/24	4,855	5,459
Series 2015 B:
5% 1/1/29	9,710	11,232
5% 1/1/30	4,855	5,612
Series 2016 A, 5% 1/1/39	6,800	7,879
Series 2019 B, 5% 1/1/25	3,390	3,932
Northside Independent School District Bonds:
Series 2018, 2.75%, tender 8/1/23 (a)	23,270	24,507
Series 2019, 1.6%, tender 8/1/24 (a)	19,955	20,638
Pasadena Independent School District Bonds Series 2015 B, 1.5%, tender 8/15/24 (a)	16,765	17,297
Pearland Gen. Oblig. Series 2020, 5% 3/1/24	1,975	2,241
Pflugerville Independent School District Bonds Series 2019 B, 2.5%, tender 8/15/23 (a)	4,070	4,272
Rockwall Independent School District Series 2015, 0% 2/15/25	1,615	1,565
San Antonio Arpt. Sys. Rev. Series 2019 A:
5% 7/1/27 (b)	2,380	2,926
5% 7/1/28 (b)	1,085	1,364
5% 7/1/29 (b)	1,270	1,621
5% 7/1/29 (b)	3,200	4,056
5% 7/1/30 (b)	1,235	1,562
5% 7/1/30 (b)	1,510	1,893
5% 7/1/31 (b)	2,310	2,902
5% 7/1/31 (b)	1,250	1,556
5% 7/1/32 (b)	1,195	1,493
5% 7/1/32 (b)	950	1,176
San Antonio Elec. & Gas Sys. Rev.:
Bonds Series 2015 B, 2%, tender 12/1/21 (a)	6,875	6,893
Series 2012, 5.25% 2/1/25	3,110	3,670
Series 2017:
5% 2/1/29	1,455	1,818
5% 2/1/30	970	1,210
5% 2/1/31	1,455	1,812
5% 2/1/33	1,165	1,442
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/23	4,660	4,964
5% 9/15/24	7,275	7,747
5% 9/15/25	9,025	9,606
San Antonio Wtr. Sys. Rev.:
Bonds Series 2014 B, 2%, tender 11/1/22 (a)	16,010	16,424
Series 2012:
5% 5/15/22	2,135	2,250
5% 5/15/22 (Escrowed to Maturity)	3,690	3,888
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/25 (Pre-Refunded to 8/15/23 @ 100)	970	1,079
5% 8/15/26 (Pre-Refunded to 8/15/23 @ 100)	1,485	1,652
5% 8/15/28 (Pre-Refunded to 8/15/23 @ 100)	1,575	1,752
5% 8/15/33 (Pre-Refunded to 8/15/23 @ 100)	3,690	4,104
5.5% 9/1/43 (Pre-Refunded to 9/1/23 @ 100)	5,195	5,845
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 A:
5% 2/15/25	5,585	6,505
5% 2/15/34	2,040	2,422
Texas A&M Univ. Rev. Series 2016 C, 5% 5/15/23	5,475	6,035
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	6,474	6,785
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Series 2019 A, 4% 3/1/50	6,575	7,465
Texas Gen. Oblig.:
Bonds Series 2019 C2, 1.85%, tender 8/1/22 (a)	225	225
Series 2013 B, 5% 8/1/25 (b)	11,725	13,024
Series 2014, 5% 8/1/26 (b)	5,020	5,780
Series 2016, 5.5% 8/1/26 (b)	3,750	4,668
Series 2020 B:
4% 8/1/28 (b)	4,340	5,219
4% 8/1/29 (b)	5,605	6,820
4% 8/1/30 (b)	5,885	7,243
4% 8/1/31 (b)	6,180	7,677
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A:
4% 6/30/33	2,750	3,213
4% 12/31/33	1,710	1,992
4% 6/30/34	4,000	4,651
4% 12/31/34	4,000	4,645
4% 6/30/35	4,000	4,638
4% 6/30/36	1,290	1,489
4% 12/31/36	2,965	3,415
Series 2013, 7% 12/31/38 (b)	15,540	17,731
Texas Pub. Fin. Auth. Lease Rev. Series 2019:
5% 2/1/23	1,500	1,630
5% 2/1/24	1,130	1,277
5% 2/1/26	2,600	3,137
5% 2/1/27	2,500	3,099
5% 2/1/28	1,315	1,669
Texas State Univ. Sys. Fing. Rev. Series 2017 A, 5% 3/15/29	4,530	5,596
Texas Wtr. Dev. Board Rev.:
Series 1, 5% 8/1/22	1,000	1,064
Series 2017 A:
5% 4/15/22	4,125	4,332
5% 4/15/25	6,055	7,153
5% 10/15/25	2,555	3,069
5% 4/15/26	4,195	5,120
5% 4/15/29	6,310	7,995
5% 4/15/30	16,995	21,445
Series 2018 B:
5% 4/15/29	2,750	3,563
5% 10/15/29	2,250	2,904
5% 10/15/30	3,240	4,164
5% 4/15/31	5,000	6,419
Series 2019:
5% 8/1/30	8,650	11,313
5% 8/1/31	4,500	5,866
5% 8/1/32	3,000	3,900
5% 8/1/33	3,450	4,474
5% 8/1/34	4,500	5,825
5% 8/1/35	5,500	7,111
Series 2020:
5% 8/1/24	1,000	1,153
5% 8/1/30	3,210	4,294
Travis County Gen. Oblig.:
Series 2016 A, 5% 3/1/24	2,905	3,293
Series 2019 A:
5% 3/1/34	5,645	7,235
5% 3/1/35	17,080	21,813
Univ. of Houston Univ. Revs. Series 2017 A, 5% 2/15/30	6,325	7,537
Univ. of Texas Board of Regents Sys. Rev.:
Series 2010, 5% 8/15/22	2,970	3,167
Series 2016 D, 5% 8/15/22	2,430	2,591
Series 2016 E, 5% 8/15/22	2,605	2,777
Series 2016 J, 5% 8/15/22	2,590	2,761
Series 2019 A, 5% 8/15/29	3,060	4,029
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B:
5% 7/1/22	1,695	1,797
5% 7/1/29	1,740	2,093
Wichita Falls Independent School District Series 2021, 4% 2/1/24 (e)	1,000	1,104

TOTAL TEXAS		1,201,367

Utah - 0.2%
Salt Lake City Arpt. Rev.:
Series 2017 A:
5% 7/1/26 (b)	1,120	1,351
5% 7/1/28 (b)	3,885	4,754
Series 2018 A:
5% 7/1/29 (b)	1,500	1,872
5% 7/1/30 (b)	1,345	1,672
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/24 (Pre-Refunded to 9/1/22 @ 100)	2,915	3,115
Utah Gen. Oblig. Series 2020 B:
5% 7/1/22	2,875	3,049
5% 7/1/23	2,740	3,036
5% 7/1/28	3,305	4,274

TOTAL UTAH		23,123

Vermont - 0.0%
Vermont Student Assistant Corp. Ed. Ln. Rev. Series 2017 A, 5% 6/15/27 (b)	1,590	1,898
Virginia - 1.0%
Arlington County IDA Hosp. Facilities Series 2020:
5% 7/1/27	120	149
5% 7/1/28	1,175	1,488
5% 7/1/30	1,265	1,654
5% 7/1/32	1,005	1,305
Chesapeake Gen. Oblig. Series 2020 A:
5% 8/1/31	1,500	2,018
5% 8/1/32	1,500	2,012
5% 8/1/33	1,500	2,002
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A, 5% 7/15/22	970	1,002
Fredericksburg Econ. Dev. Auth. Rev. Series 2014:
5% 6/15/27	1,260	1,410
5% 6/15/29	1,385	1,537
5% 6/15/33	1,475	1,628
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds Series 2018 A, 5%, tender 11/1/28 (a)	1,455	1,840
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
4% 6/15/37	615	665
5% 6/15/32	1,750	2,025
5% 6/15/34	2,235	2,574
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21st Century College and Equip. Prog.):
Series 2017 C, 5% 2/1/26	5,540	6,710
Series 2017 E, 5% 2/1/31	10,295	12,933
(21st Century College and Equip. Progs.) Series 2020 A:
5% 2/1/34	1,050	1,368
5% 2/1/35	2,500	3,247
(Virginia Gen. Oblig.) Series 2017 E, 5% 2/1/30	8,875	11,202
Virginia Commonwealth Trans. Board Rev. (Virginia Gen. Oblig. Proj.) Series 2017 A, 5% 5/15/29	6,160	7,784
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Series 2021 A1:
5% 8/1/23	4,310	4,790
5% 8/1/24	6,800	7,841
Virginia Small Bus. Fing. Auth.:
(95 Express Lane LLC Proj.) Series 2012, 5% 1/1/40 (b)	7,380	7,601
Series 2020 A:
5% 1/1/28	1,100	1,362
5% 1/1/29	1,400	1,737
5% 1/1/30	1,600	1,966
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/32	1,940	2,253
5% 1/1/33	2,515	2,918
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (a)	2,200	2,254

TOTAL VIRGINIA		99,275

Washington - 2.2%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,990	1,941
Energy Northwest Elec. Rev. Series 2017 A, 5% 7/1/26	1,185	1,255
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/22 (Escrowed to Maturity)	970	1,005
5% 1/1/23 (Pre-Refunded to 7/1/22 @ 100)	970	1,029
5% 1/1/24 (Pre-Refunded to 7/1/22 @ 100)	2,265	2,402
Port of Seattle Rev.:
Series 2013, 5% 7/1/24 (b)	1,075	1,181
Series 2016 B:
5% 10/1/26 (b)	3,625	4,342
5% 10/1/29 (b)	4,615	5,486
Series 2016:
5% 2/1/27	1,205	1,442
5% 2/1/29	2,430	2,896
Series 2018 A:
5% 5/1/29 (b)	1,515	1,825
5% 5/1/37 (b)	2,290	2,681
Series 2019, 5% 4/1/28 (b)	2,250	2,800
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (b)	860	938
Tacoma Elec. Sys. Rev. Series 2017:
5% 1/1/29	1,050	1,292
5% 1/1/36	1,140	1,377
Tobacco Settlement Auth. Rev. Series 2018:
5% 6/1/23	2,430	2,673
5% 6/1/24	3,430	3,770
Washington Gen. Oblig.:
Series 2018 A, 5% 8/1/32	14,420	17,895
Series 2018 C, 5% 8/1/30	6,665	8,291
Series 2018 D:
5% 8/1/32	24,300	30,157
5% 8/1/33	30,735	38,131
Series 2019 B, 5% 6/1/34	3,300	4,164
Series 2020 C, 5% 2/1/37	9,530	12,285
Series R-2017 A:
5% 8/1/27	1,735	2,121
5% 8/1/28	1,735	2,118
5% 8/1/30	1,735	2,110
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	240	282
5% 7/1/26	1,935	2,332
5% 7/1/29	3,100	3,782
5% 7/1/34	610	730
5% 7/1/42	5,305	6,269
(Providence Health Systems Proj.) Series 2018 B:
5% 10/1/27	2,430	3,060
5% 10/1/28	1,940	2,496
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/25	1,300	1,510
5% 8/15/26	1,175	1,400
5% 8/15/28	3,825	4,630
(Virginia Mason Med. Ctr. Proj.) Series 2017, 5% 8/15/31	5,780	6,881
Series 2015:
5% 1/1/23	1,100	1,187
5% 1/1/29	1,260	1,464
Series 2017, 5% 8/15/32	1,520	1,804
Series 2019 A1:
5% 8/1/31	1,000	1,265
5% 8/1/35	1,500	1,871
Washington Higher Ed. Facilities Auth. Rev.:
(Whitworth Univ. Proj.):
Series 2016 A:
5% 10/1/29	550	635
5% 10/1/31	2,635	3,010
5% 10/1/33	560	635
Series 2019, 4% 10/1/49	5,235	5,572
Series 2016 A, 5% 10/1/30	2,510	2,877

TOTAL WASHINGTON		211,299

West Virginia - 0.0%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A, 5% 1/1/36	3,000	3,645
Wisconsin - 1.7%
Pub. Fin. Auth. Series 2020 A:
5% 1/1/31	1,050	1,341
5% 1/1/34	1,000	1,262
5% 1/1/38	1,050	1,308
Pub. Fin. Auth. Sr Liv Rev. (Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A:
5% 5/15/30 (c)	1,135	1,219
5.25% 5/15/37 (c)	345	370
5.25% 5/15/42 (c)	420	448
5.25% 5/15/47 (c)	420	446
5.25% 5/15/52 (c)	790	838
Pub. Fin. Auth. Solid Waste Bonds (Waste Mgmt., Inc. Proj.):
Series 2016, 2%, tender 6/1/21 (a)(b)	1,000	1,002
Series 2017 A, 0.18%, tender 5/3/21 (a)(b)	20,000	19,999
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (c)	915	985
5% 10/1/48 (c)	1,075	1,153
5% 10/1/53 (c)	3,010	3,222
Roseman Univ. of Health:
Series 2018 A, 5.35% 12/1/45	7,765	8,721
Series 2020, 5% 4/1/30 (c)	500	598
Wisconsin Ctr. District Tax Rev.:
Series 2020 C:
0% 12/15/29 (FSA Insured)	1,050	896
0% 12/15/31 (FSA Insured)	1,350	1,073
0% 12/15/32 (FSA Insured)	1,400	1,071
0% 12/15/33 (FSA Insured)	1,350	992
0% 12/15/34 (FSA Insured)	1,250	884
Series 2020 D:
0% 12/15/28 (FSA Insured)	255	225
0% 12/15/29 (FSA Insured)	390	333
0% 12/15/31 (FSA Insured)	1,000	795
Wisconsin Gen. Oblig.:
Series 1, 5% 5/1/29	4,895	6,419
Series 2014 4, 5% 5/1/25	1,575	1,830
Series 2021 2, 5% 5/1/25	5,270	6,242
Series A, 5% 5/1/30	2,915	3,535
Wisconsin Health & Edl. Facilities:
Bonds Series 2018 C1, 5%, tender 7/29/26 (a)	2,515	3,076
Series 2014 A:
5% 11/15/24	8,510	9,838
5% 11/15/27	6,515	7,407
Series 2014:
5% 5/1/26	810	901
5% 5/1/28	1,750	1,928
5% 5/1/29	865	950
Series 2015, 5% 12/15/27	1,175	1,359
Series 2016, 4% 2/15/38 (Pre-Refunded to 8/15/25 @ 100)	1,260	1,443
Series 2017 A:
5% 9/1/34 (Pre-Refunded to 9/1/27 @ 100)	1,800	2,253
5% 9/1/36 (Pre-Refunded to 9/1/27 @ 100)	2,100	2,629
Series 2019 B1, 2.825% 11/1/28	2,130	2,133
Series 2019 B2, 2.55% 11/1/27	1,365	1,366
Series 2019:
5% 12/15/31	1,000	1,265
5% 12/15/32	1,750	2,205
5% 12/15/34	1,720	2,153
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2013 B:
5% 7/1/25 (Pre-Refunded to 7/1/23 @ 100)	970	1,073
5% 7/1/36 (Pre-Refunded to 7/1/23 @ 100)	6,945	7,686
Series 2012:
5% 6/1/27	1,750	1,824
5% 6/1/32	995	1,037
5% 8/15/32 (Pre-Refunded to 8/15/22 @ 100)	1,600	1,705
5% 6/1/39	2,345	2,444
Wisconsin Hsg. & Econ. Dev. Auth. Series A, 3.5% 9/1/50	9,350	10,366
Wisconsin St Gen. Fund Annual Appropriation Series 2019 A:
5% 5/1/26	8,580	10,433
5% 5/1/27	12,590	15,730

TOTAL WISCONSIN		160,411

Wyoming - 0.0%
Laramie County Hosp. Rev. (Cheyenne Reg'l. Med. Ctr. Proj.) Series 2021, 4% 5/1/24	250	277
TOTAL MUNICIPAL BONDS
(Cost $8,414,761)		8,832,286

Municipal Notes - 3.3%
Arizona - 0.1%
Arizona St Indl. Dev. Auth. Multi Participating VRDN Series XF 10 91, 0.38% 4/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(f)(g)	7,000	$7,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series XF 10 96, 0.35% 4/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	1,700	1,700

TOTAL ARIZONA		8,700

Arkansas - 0.1%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 0.13% 4/7/21, VRDN (a)(b)	4,400	4,400
California - 0.3%
River Islands Pub. Fing. Auth. Participating VRDN Series MIZ 90 26, 0.35% 5/5/21 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(f)(g)(h)	32,115	32,115
Florida - 0.1%
Broward County Arpt. Sys. Rev. Participating VRDN Series XM 08 95, 0.21% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(g)	6,300	6,300
Georgia - 0.0%
Griffin-Spalding County Hosp. Participating VRDN Series Floaters XL 00 76, 0.27% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	2,950	2,950
Illinois - 0.1%
Chicago Transit Auth. Participating VRDN Series 20 XF 28 97, 0.2% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	7,100	7,100
Metropolitan Pier & Exposition Participating VRDN Series XF 09 65, 0.27% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	5,214	5,214
Village of Woodridge, DuPage, Will & Cook Counties (Home Run Inn Frozen Foods Corp. Proj.) Series 2005, 0.12% 4/7/21, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,100	1,100

TOTAL ILLINOIS		13,414

Iowa - 0.2%
Iowa Fin. Auth. Sewage And Solid Waste Disp. Facilities Rev. Series 2021, 0.11% 4/7/21, VRDN (a)(b)	19,000	19,000
Kentucky - 0.2%
Meade County Indl. Bldg. Rev. (Nucor Steel Brandenburg Proj.):
Series 2020 A1, 0.14% 4/1/21, VRDN (a)(b)	10,500	10,500
Series 2020 B1, 0.14% 4/1/21, VRDN (a)(b)	10,500	10,500

TOTAL KENTUCKY		21,000

Louisiana - 0.5%
Calcasieu Parish IDB Series 1998, 0.13% 4/7/21, LOC JPMorgan Chase Bank, VRDN (a)(b)	3,300	3,300
Louisiana Hsg. Corp. Multifamily Hsg. Rev. Participating VRDN Series MIZ 90 53, 0.35% 5/5/21 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(f)(g)	3,700	3,700
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 0.15% 4/7/21, VRDN (a)	38,200	38,200

TOTAL LOUISIANA		45,200

Maryland - 0.1%
Maryland Gen. Oblig. Participating VRDN Series DB 807, 0.12% 4/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	8,700	8,700
Missouri - 0.0%
Lees Summit Indl. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series MIZ 90 55, 0.35% 5/5/21 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(f)(g)	1,400	1,400
Montana - 0.0%
Montana Board of Hsg. Participating VRDN Series Floater MIZ 90 61, 0.3% 5/5/21 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(f)(g)	3,010	3,010
New Jersey - 0.3%
Borough of Oceanport BAN Series 2021, 2% 2/24/22	7,300	7,412
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series XF 09 75, 0.27% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	6,210	6,210
Series XM 09 29, 0.2% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	2,635	2,635
Rutgers State Univ. Rev. Series 2021 A, 0.16% 6/16/21, CP	9,600	9,600

TOTAL NEW JERSEY		25,857

New York - 0.3%
New York Dorm. Auth. Rev. Participating VRDN Series XM 09 22, 0.11% 4/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(f)(g)	1,200	1,200
New York Metropolitan Trans. Auth. Rev.:
BAN Series 2018 C, 5% 9/1/21	14,125	14,373
Participating VRDN Series XM 09 35, 0.3% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	2,100	2,100
New York Thruway Auth. Gen. Rev. Participating VRDN:
Series XF 09 18, 0.15% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	1,900	1,900
Series XM 08 30, 0.2% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	11,410	11,410
New York Trans. Dev. Corp. Participating VRDN Series XL 01 68, 0.17% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(f)(g)	1,315	1,315

TOTAL NEW YORK		32,298

Texas - 0.7%
Brownsville Util. Sys. Rev. Series 2021 A, 0.22% 12/16/21, LOC Bank of America NA, CP	8,500	8,500
North Cent Tex Hsg. Fin. Corp. Mu Participating VRDN Series XF 10 99, 0.35% 4/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	2,985	2,985
North Texas Tollway Auth. Rev. Participating VRDN Series XM0085, 0.2% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	2,500	2,500
San Antonio Elec. & Gas Sys. Rev. Series 2021 B, 0.12% 4/9/21 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	20,000	20,000
Texas Dept. of Hsg. & Cmnty. Affairs Residential Mtg. Rev. Participating VRDN Series XF 10 98, 0.35% 4/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	7,800	7,800
Texas Gen. Oblig. Participating VRDN Series DB 80 79, 0.12% 4/1/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	10,050	10,050
Trinity Riv Pub. Facilities Corp. Tex M Participating VRDN Series XF 10 83, 0.35% 4/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	12,125	12,125

TOTAL TEXAS		63,960

Utah - 0.0%
Salt Lake City Arpt. Rev. Participating VRDN Series 17 XM 0493, 0.23% 4/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)(g)	3,700	3,700
Virginia - 0.2%
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series DB 80 80, 0.12% 4/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	15,800	15,800
Washington - 0.1%
Seattle Gen. Oblig. Participating VRDN Series DB 80 78, 0.12% 4/1/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	7,165	7,165
TOTAL MUNICIPAL NOTES
(Cost $314,874)		314,969
	Shares	Value (000s)

Money Market Funds - 3.2%
Fidelity Municipal Cash Central Fund 0.09% (i)(j)
(Cost $304,358)	304,331,039	304,398
TOTAL INVESTMENT IN SECURITIES - 99.1%
(Cost $9,033,993)		9,451,653
NET OTHER ASSETS (LIABILITIES) - 0.9%		87,623
NET ASSETS - 100%		$9,539,276

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $102,014,000 or 1.1% of net assets.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Provides evidence of ownership in one or more underlying municipal bonds.

 (g) Coupon rates are determined by re-marketing agents based on current market conditions.

 (h) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $32,115,000 or 0.3% of net assets.

 (i) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
River Islands Pub. Fing. Auth. Participating VRDN Series MIZ 90 26, 0.35% 5/5/21 (Liquidity Facility Mizuho Cap. Markets Llc)	8/14/20	$32,115

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$52
Total	$52

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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